As filed with the Securities and Exchange Commission on April 27, 2000

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---


                 Post-Effective Amendment No. 11             x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                         Amendment No. 9              x
                                      --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Title of Securities Being Registered:
Fexible Premium Variable Annuity Policies



                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----


  X     on May 1, 2000 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----



        on ___________ pursuant to paragraph (a)(1) of Rule 485
-----




If appropriate, check the following box:


                This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                                                            FIDELITY INCOME PLUS

                                                                  Issued Through

                                               FIDELITY VARIABLE ANNUITY ACCOUNT

                                                                              by

                                                      PFL LIFE INSURANCE COMPANY

Prospectus

May 1, 2000

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Fidelity Income Plus Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2000. Please call us at (800) 634-4672 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, IA, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account and the target account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This individual variable annuity contract has thirteen mutual fund portfolios listed below. You can choose any combination of these investment choices.

Variable Insurance Products Fund

(VIP) -- Initial Class

 Fidelity -- VIP Money Market Portfolio

 Fidelity -- VIP High Income Portfolio

 Fidelity -- VIP Equity-Income Portfolio

 Fidelity -- VIP Growth Portfolio

 Fidelity -- VIP Overseas Portfolio

Variable Insurance Products Fund II

(VIP II) -- Initial Class

 Fidelity -- VIP II Investment Grade Bond Portfolio

 Fidelity -- VIP II Asset Manager Portfolio

 Fidelity -- VIP II Asset Manager: Growth Portfolio

 Fidelity -- VIP II Index 500 Portfolio

 Fidelity -- VIP II Contrafund(R) Portfolio

Variable Insurance Products Fund III

(VIP III) -- Initial Class

 Fidelity -- VIP III Balanced Portfolio

 Fidelity -- VIP III Growth & Income Portfolio

 Fidelity -- VIP III Growth Opportunities Portfolio

Please note that the policies and the mutual funds:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

TABLE OF CONTENTS                                                          Page

GLOSSARY OF TERMS.........................................................    3

QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................    4

ANNUITY CONTRACT FEE TABLE................................................    6

EXAMPLES..................................................................    7

FINANCIAL STATEMENTS......................................................    8

PFL LIFE INSURANCE COMPANY................................................    8

THE FIDELITY VARIABLE ANNUITY ACCOUNT.....................................    8

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II
 AND VARIABLE INSURANCE PRODUCTS FUND III.................................    8
 Performance..............................................................    9
 Additions, Deletions, Substitutions of Investments.......................   10

THE CONTRACTS.............................................................   10
 Purchase of the Contracts................................................   10
 Allocation and Reallocation of Net Purchase Payments.....................   10
 Value of Accumulation Units..............................................   11
 Surrenders...............................................................   12
 Right to Return the Contract.............................................   12

CONTRACT CHARGES..........................................................   12
 Administrative Charge....................................................   12
 Charges for Mortality Risk...............................................   13
 Deductions for Taxes.....................................................   13
 The Variable Insurance Products Fund, Variable Insurance Products Fund
  II, and Variable Insurance Product Fund III Expenses....................   13

BENEFITS UNDER THE CONTRACT.................................................  13
 Death Benefit..............................................................  13
 IRS Required Distributions.................................................  13

ANNUITY PAYMENTS............................................................  14
 Annuity Commencement Date..................................................  14
 Election of Annuity Options................................................  14
 Annuity Options............................................................  14
 Determination of Annuity Payments..........................................  15
 Adjustment of Annuity Payments.............................................  16

FEDERAL TAX MATTERS.........................................................  16
 Annuity Policies in General................................................  16
 Diversification and Distribution Requirements..............................  16
 Withdrawals -- Nonqualified Policies.......................................  16
 Taxation of Death Benefit Proceeds.........................................  16
 Annuity Payments...........................................................  17
 Transfers, Assignments or Exchanges of Policies............................  17
 Possible Changes in Taxation...............................................  17

GENERAL PROVISIONS..........................................................  17
 Ownership of the Contract..................................................  17
 Assignment.................................................................  17
 Beneficiary................................................................  18
 Amendments.................................................................  18
 Suspension of Payment......................................................  18
 Non-Participating..........................................................  18
 Misstatement of Age or Sex.................................................  18

DISTRIBUTION OF CONTRACTS...................................................  18

VOTING RIGHTS AND REPORTS...................................................  18

IMSA........................................................................  19

LEGAL PROCEEDINGS...........................................................  19

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  19

APPENDIX A..................................................................  20
 Condensed Financial Information............................................  20

GLOSSARY OF TERMS

Accumulation Unit -- An accounting unit of measure used in calculating the contract value.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant -- The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date -- The date upon which annuity payments are to commence. This date can only be the first day of a calendar month.

Annuity Option -- A method of receiving a stream of annuity payments.

Annuity Purchase Value -- An amount equal to the contract value reduced by any applicable premium or similar taxes.

Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Contingent Contract Owner -- A person appointed by you to succeed to ownership of the contract in the event of your death before the annuity commencement date.

Contract -- One of the variable annuity contracts offered by this prospectus.

Contract Owner -- ("You" or "Your") The person who may exercise all rights and privileges under the contract. Before annuitization, the contract owner is the person listed on the application if the annuitant is still living. After annuitization, the contract owner is the annuitant. The beneficiary is the contract owner if the annuitant dies.

Contract Value -- The sum of the value of all accumulation units credited to a contract for any particular valuation period.

Due Proof of Death -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to PFL will constitute due proof of death.
Eligible Funds--Mutual funds, shares of which currently may be purchased for the variable account.

Fidelity Insurance -- Fidelity Insurance Agency, Inc., through which the contracts are distributed.

Fidelity Brokerage -- Fidelity Brokerage Services, Inc., which is the principal underwriter for the contracts, and through which the contracts are distributed.

Fixed Annuity Payments -- Payments made pursuant to an annuity option, which do not fluctuate in amount.

Formerly Eligible Funds -- Mutual funds, shares of which were purchased for the variable account prior to September 25, 1981.

Net Investment Factor -- An index applied to measure the investment performance of a subaccount from one valuation period to the next.

Net Purchase Payment -- A purchase payment less any applicable charges, such as the initial administrative charge and any premium taxes.

Purchase Payment -- An amount you pay to PFL or paid on your behalf as consideration for the benefits provided by the contract.

Subaccount -- A segregated account within the variable account which invests in a portfolio of an eligible fund.

Variable Account -- Fidelity Variable Annuity Account, a separate account established by PFL and registered as a unit investment trust under the Investment Company Act of 1940 to which net purchase payments under the contracts are allocated.

Variable Annuity -- An annuity with variable annuity payments that vary as to dollar amount in relation to the investment performance of specified subaccounts within the variable account.

Variable Annuity Payments -- Payments made pursuant to an annuity option which fluctuate based on the investment performance of selected subaccounts.

QUESTIONS AND ANSWERS ABOUT THE CONTRACT

The following section contains brief questions and answers about the contract. Please read the remainder of this prospectus for more detailed information. "PFL," "we," "us" or "our" refers to PFL Life Insurance Company.

1. What is the purpose of the Contract?

The contract lets you accumulate funds on a tax-deferred basis and to receive annuity payments based on the investment experience of the assets underlying the contract. The contract may only be purchased on a non-tax-qualified basis for use with retirement plans and other long-term investment objectives. You can allocate net purchase payments to one or more subaccounts of the Fidelity Variable Annuity Account (the "variable account"). Each subaccount invests in a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III (the "funds"). You bear the entire investment risk under this contract because variable annuity payments and contract values depend on the investment experience of the subaccounts that you choose. You could lose the amount that you invest.

2. What is an annuity?

An annuity provides for periodic annuity payments (from us to you) beginning on the annuity commencement date. Fixed annuity payments remain the same throughout the payment period. Variable annuity payments vary in accordance with the investment experience of the subaccount that you select.

3. What investments support the Contracts?

Your purchase payments are invested through the variable account exclusively in shares of the mutual fund portfolios advised by Fidelity Management & Research Company ("FMR"). The following thirteen portfolios are currently available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND

  Fidelity -- VIP Money Market Portfolio -- Initial Class

  Fidelity -- VIP High Income Portfolio -- Initial Class

  Fidelity -- VIP Equity-Income Portfolio -- Initial Class

  Fidelity -- VIP Growth Portfolio -- Initial Class

  Fidelity -- VIP Overseas Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND II

  Fidelity -- VIP II Investment Grade Bond Portfolio --  Initial Class

  Fidelity -- VIP II Asset Manager Portfolio -- Initial Class

  Fidelity -- VIP II Asset Manager: Growth Portfolio --Initial Class

  Fidelity -- VIP II Index 500 Portfolio -- Initial Class

  Fidelity -- VIP II Contrafund(R) Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND III

  Fidelity -- VIP III Balanced Portfolio -- Initial Class

  Fidelity -- VIP III Growth & Income Portfolio -- Initial Class

  Fidelity -- VIP III Growth Opportunities Portfolio --  Initial Class

Each subaccount invests in the corresponding portfolio of the funds. The assets of each portfolio are held separately from other portfolios. Each portfolio has distinct investment objectives and policies, which are described in the funds' prospectuses that are attached to this prospectus.

4. How are Purchase Payments allocated?

You tell us how to allocate the net purchase payments. You must allocate initial net purchase payments to the subaccounts in amounts of at least $1,000. You may allocate additional net purchase payments in any manner, so long as any allocation to a subaccount is at least $500. You may change allocations of additional net purchase payments by sending written notice to the administrative and service office, or by telephone, if you have previously authorized telephone transactions. A net purchase payment is the amount you send us, less a premium tax charge in certain states.

5. Can I transfer values among the Subaccounts?

Yes, you may transfer your contract value allocated to a particular subaccount to one or more other subaccounts at any time either in writing, or by telephone, if you have previously authorized telephone transactions.

6. Can I get to my money if I need it?

Yes, you can withdraw all or part of your contract value anytime before the earlier of the annuitant's death or the annuity commencement date. We do not charge for withdrawals, and there is no surrender charge. Withdrawals may be taxable and subject to a 10% penalty tax.

7. What are the charges and deductions under the Contract?

There is no sales charge under the contract. PFL deducts a daily charge equal to a percentage of the value of the net assets in the variable account for the mortality risks assumed by PFL. The effective annual rate of this charge is 0.8%. PFL guarantees that this charge will not be increased.

PFL also deducts an annual administrative charge from the contract value of each contract to cover the costs of administering the contract. The annual administrative charge currently is $35. We can increase this charge in the future. Charges for state and local premium taxes are deducted from purchase payments or contract values depending upon when we incur them.

The contract values also reflect the fund's charges, fees and expenses. See the "Annuity Contract Fee Table".

8. What Annuity Income Options are available under the Contract?

You can select annuity payments on a variable basis or a fixed basis. You have flexibility in choosing the annuity commencement date. And you can choose among these four annuity options:

 .  life annuity;
 .  joint and survivor annuity;
 . life annuity with 120 or 240 monthly payments guaranteed; and . cash or unit refund life annuity.

All of these are offered as either "fixed annuity options" or "variable annuity options."

Fixed annuity payments will always be for the same specified amount. However, the amount of variable annuity payments will increase or decrease according to the investment experience of the particular subaccount(s) you selected.

9. What happens if the Annuitant dies before the Annuity Commencement Date?

If the annuitant dies prior to the annuity commencement date, we will pay a death benefit after we receive:

 .  notice of death;
 .  due proof of death; and
 .  an election as to how the proceeds should be paid to the beneficiary.

You select the beneficiary. You can change the named beneficiary at any time before the annuitant's death. The annuitant named in the contract, however, may not be changed. The death benefit is not reduced by the application of any surrender charge. The death benefit may be paid as either a lump sum cash benefit or under an annuity option. Special distribution rules mandated by the Internal Revenue Code of 1986, as amended (the " Code") apply if the annuitant is an owner.

10. What happens if you die before the Annuity Commencement Date?

If you are not the annuitant, and you die prior to the annuity commencement date, your entire interest in the contract will be distributed to the contingent contract owner if one is appointed, or to your estate. You may appoint or change the contingent contract owner at any time prior to the annuity commencement date. Regardless of whether you are the annuitant, upon your death, the value of the contract must be distributed pursuant to rules prescribed by the Code, as amended.

11. Can the Contract be returned after it is delivered?

You may cancel the contract by returning it to us, along with a written notice of revocation, at our administrative and service office within 10 days after you receive it. If you cancel, we will return all purchase payments made under the contract within ten days after we receive notice of cancellation.

12. Who do I call if I have any questions about my Contract?

Our administrative and service office will answer any question about procedures of your contract. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales information, please call, toll free, 800-544-2442.

                           ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------


  Contract Owner Transaction Expenses
----------------------------------------
Sales Load on Purchase
 Payments                              0
Deferred Sales Load                    0
Surrender Fees                         0
Annual Contract Fee     $35 Per Contract
Transfer Fee                           0

     Variable Account Expenses
(as a percentage of average contract
               value)
 Mortality and Expense Risk Fee 0.80%
 Account Fees and Expenses         0
                                ----
 TOTAL VARIABLE ACCOUNT ANNUAL
  EXPENSES                      0.80%

--------------------------------------------------------------------------------
               VIP, VIP II, and VIP III Funds Annual Expenses --
    (as a percentage of average net assets and after expense reimbursements)

--------------------------------------------------------------------------------

                                                                     Total Fund
                                                 Management  Other     Annual
                                                    Fees    Expenses  Expenses
-------------------------------------------------------------------------------
  Fidelity -- VIP Money Market -- Initial Class     0.18%     0.09%     0.27%
  Fidelity -- VIP High Income -- Initial Class      0.58%     0.11%     0.69%
  Fidelity -- VIP Equity-Income -- Initial
   Class(/1/)                                       0.48%     0.09%     0.57%
  Fidelity -- VIP Growth -- Initial Class(/1/)      0.58%     0.08%     0.66%
  Fidelity -- VIP Overseas -- Initial
   Class(/1/)                                       0.73%     0.18%     0.91%
  Fidelity -- VIP II Investment Grade Bond --
    Initial Class                                   0.43%     0.11%     0.54%
  Fidelity -- VIP II Asset Manager -- Initial
   Class(/1/)                                       0.53%     0.10%     0.63%
  Fidelity -- VIP II Asset Manager: Growth --
    Initial Class(/1/)                              0.58%     0.13%     0.71%
  Fidelity -- VIP II Contrafund(R) -- Initial
   Class(/1/)                                       0.58%     0.09%     0.67%
  Fidelity -- VIP II Index 500 -- Initial
   Class(/2/)                                       0.24%     0.04%     0.28%
  Fidelity -- VIP III Balanced -- Initial
   Class(/1/)                                       0.43%     0.14%     0.57%
  Fidelity -- VIP III Growth Opportunities --
    Initial Class(/1/)                              0.58%     0.11%     0.69%
  Fidelity -- VIP III Growth & Income --
    Initial Class(/1/)                              0.48%     0.12%     0.60%

(/1/A)portion of the brokerage          (/2/Fidelity)Management & Research
    commissions that certain funds          Company agreed to reimburse a
    pay was used to reduce fund             portion of the Index 500 Portfolios
    expenses. In addition, certain          expenses during the period. The
    funds, or Fidelity Management &         expenses presented in the table are
    Research Company on behalf of           shown with this reimbursement.
    certain funds, have entered into        Without this reimbursement, the
    arrangements with their                 Portfolios management fee, other
    custodian, whereby credits              expenses and total expenses would
    realized as a result of                 have been: 0.24%, 0.10%, 0.34%,
    uninvested cash balances were           respectively.
    used to reduce a portion of each
    applicable fund's expenses. The
    total operating expenses
    presented in the table are shown
    without these reductions. With
    these reductions, the total
    operating expenses presented in
    the table would have been:
    0.56% -- VIP Equity Income;
    0.65% -- VIP Growth; 0.87% VIP
    Overseas; 0.62% -- VIP II Asset
    Manager; 0.70%-- VIP II Asset
    Manager: Growth; 0.65% -- VIP II
    Contrafund(R); 0.55% -- VIP III
    Balanced; 0.68% -- VIP III
    Growth Opportunities; and
    0.59% -- VIP III Growth &
    Income.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

  Subaccounts                                   1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
  Fidelity -- VIP Money Market -- Initial
   Class                                         $11     $35     $60     $134
  Fidelity -- VIP High Income -- Initial Class   $15     $48     $83     $181
  Fidelity -- VIP Equity-Income -- Initial
   Class                                         $14     $44     $76     $168
  Fidelity -- VIP Growth -- Initial Class        $15     $47     $81     $178
  Fidelity -- VIP Overseas -- Initial Class      $18     $55     $94     $205
  Fidelity -- VIP II Investment Grade Bond --
    Initial Class                                $14     $43     $75     $164
  Fidelity -- VIP II Asset Manager -- Initial
   Class                                         $15     $46     $80     $174
  Fidelity -- VIP II Asset Manager: Growth --
    Initial Class                                $16     $49     $84     $183
  Fidelity -- VIP II Contrafund(R) -- Initial
   Class                                         $15     $47     $82     $179
  Fidelity -- VIP II Index 500 -- Initial
   Class                                         $11     $35     $61     $135
  Fidelity -- VIP III Balanced -- Initial
   Class                                         $14     $44     $76     $168
  Fidelity -- VIP III Growth Opportunities --
    Initial Class                                $15     $48     $83     $181
  Fidelity -- VIP III Growth & Income -- Ini-
   tial Class                                    $15     $45     $78     $171

The above tables are intended to
help you understand the costs and       In these examples, the $35 annual
expenses that you will bear,            service charge is reflected as a charge
directly or indirectly. These           of 0.026042% based on an average policy
include the expenses of the VIP, VIP    value of $134,398.00 and is deducted on
II and VIP III Funds. In addition to    each policy anniversary.
the expenses listed above, premium
taxes may be applicable.

                                        Financial Information. Condensed
                                        financial information for the
                                        subaccounts is in Appendix A to this
                                        prospectus.

The Examples should not be
considered a representation of past
or future expenses, and actual
expenses may be greater or lesser
than those shown.

The figures and data for the VIP,
VIP II, and VIP III Funds Annual
Expenses are for 1999 and have been
provided by FMR. PFL does not
dispute these figures, however PFL
does not guarantee their accuracy.
Examples for formerly eligible
subaccounts may be found in Appendix
A to this prospectus.

FINANCIAL STATEMENTS

Condensed financial information for each subaccount is in Appendix A to this prospectus. The financial statements of PFL and the variable account, and the independent auditors' reports thereon, are in the SAI.

PFL LIFE INSURANCE COMPANY

PFL is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. PFL's address is 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499. PFL offers a complete line of life insurance, annuities, and accident and health insurance. We are currently authorized to sell variable annuities in the District of Columbia and Guam, and in all states other than New York. PFL is an indirect wholly owned subsidiary of AEGON USA, Inc. AEGON USA, Inc. is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

THE FIDELITY VARIABLE ANNUITY ACCOUNT

The Fidelity Variable Annuity Account was established by an affiliate (Pacific Fidelity Life Insurance Company) under California insurance law on August 24, 1979. On March 31, 1991, PFL acquired the assets (and liabilities) of that affiliate, including the variable account.

The variable account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the variable account or PFL by the Securities and Exchange Commission. The separate account meets the definition of a separate account under federal securities laws.

Under Iowa insurance law, the income, gains or losses of the variable account are credited to or charged against the assets of the variable account without regard to the other income, gains or losses of PFL. Although the assets maintained in the variable account will not be charged with any liabilities arising out of any other business conducted by PFL, all obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of PFL.

Currently, PFL invests the assets of the variable account that support the contracts in shares of one or more eligible funds that have been approved by PFL's Board of Directors. Shares of the eligible funds will be purchased at net asset value. Currently, the only eligible funds are the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Other mutual funds may be added or withdrawn as permitted by law. The variable account currently offers thirteen subaccounts that invest exclusively in corresponding portfolios of the funds. Additional subaccounts may be established at PFL's discretion.

PFL does not guarantee the investment performance of the variable account. The contract value and the amount of variable annuity payments depend on the investment performance of the assets of the funds. Because you bear the full investment risk associated with the variable account, there can be no assurance concerning the amount of variable annuity payments under the contract.

Prior to September 25, 1981, the assets of certain subaccounts of the variable account were invested in mutual funds (formerly eligible funds) other than the funds. Contracts funded by these subaccounts, which invest in the formerly eligible funds, are no longer offered, and no additional assets of the variable account will be invested in shares of the formerly eligible funds. The following is a list of the formerly eligible funds, which correspond to these subaccounts of the variable account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Income Fund (formerly Fidelity Government Securities Fund, Ltd.); and Fidelity Capital and Income Fund. Further information about the formerly eligible funds can be found in the formerly eligible funds' individual fund prospectuses. The remaining assets of the variable account are currently invested exclusively in shares of the funds.

VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, AND VARIABLE INSURANCE PRODUCTS FUND III

The available subaccounts of the variable account invest exclusively in shares of the funds. The funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts.

FMR provides investment advice and administrative services to the funds pursuant to an agreement under which each portfolio pays FMR a monthly fee. FMR also provides investment advice and administrative services to the formerly eligible funds for a fee similar to the ones applicable to the portfolios of the funds. The subaccounts currently invest in the following funds' portfolios:

VARIABLE INSURANCE PRODUCTS FUND (VIP)
Managed by Fidelity Management & Research Co.

  Fidelity -- VIP Money Market Portfolio -- Initial Class

  Fidelity -- VIP High Income Portfolio -- Initial Class

  Fidelity -- VIP Equity-Income Portfolio -- Initial Class

  Fidelity -- VIP Growth Portfolio -- Initial Class

  Fidelity -- VIP Overseas Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
Managed by Fidelity Management & Research Co.

  Fidelity -- VIP II Investment Grade Bond Portfolio --  Initial Class

  Fidelity -- VIP II Asset Manager Portfolio -- Initial Class

  Fidelity -- VIP II Asset Manager: Growth Portfolio --  Initial Class

  Fidelity -- VIP II Index 500 Portfolio -- Initial Class

  Fidelity -- VIP II Contrafund(R) Portfolio -- Initial Class

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
Managed by Fidelity Management & Research Co.

  Fidelity -- VIP III Balanced Portfolio -- Initial Class

  Fidelity -- VIP III Growth & Income Portfolio -- Initial Class

  Fidelity -- VIP III Growth Opportunities Portfolio -- Initial Class

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the funds' current prospectuses, which are attached to this prospectus.

The thirteen portfolios offered by the funds provide a range of investment alternatives that vary according to their different investment objectives. The assets of each portfolio are separate from the others, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment fund, and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Each of the portfolios may not be available for investment in every state.

There is no assurance that any portfolio will achieve its investment objective.

The funds' prospectuses should be read carefully before any decision is made concerning the allocation of purchase payments to a particular portfolio. The funds are not limited to selling their shares to the variable account and are permitted to accept investments from any separate account of an insurance company. Since the portfolios of the funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the variable account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the funds, to resolve the matter. See the funds' prospectuses for further details.

The general public may not purchase shares of these fund's portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the fund portfolios to be the same as those of other portfolios and mutual funds.

PFL may receive expense reimbursement or other revenues from the funds or their managers. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the variable account invests in the fund portfolios.

Performance

Performance information for the variable subaccounts may appear in reports and advertising to you and prospective contract owners. The performance information is based on historical investment experience of the subaccounts and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.

An average annual total return reflects the adjusted historical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

The Fidelity -- VIP Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.

Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the SAI.

Additions, Deletions or Substitutions of Investments

If the shares of the funds or the formerly eligible funds should no longer be available for investment or, if in the judgment of PFL's management, further investment in the eligible funds' shares should become inappropriate in view of the purposes of the contract, then PFL may substitute shares of another fund for shares already purchased, or to be purchased in the future, under the contract. No substitution of securities in any subaccount may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to your interest in a subaccount will not be made until you have been notified of the change and prior approval of the Securities and Exchange Commission is obtained.

New subaccounts may be established when, in PFL's sole discretion, marketing, tax, investment or other conditions so warrant. Any new subaccounts will be made available to you on a basis to be determined by PFL. Each additional subaccount will purchase shares in a portfolio of the fund or in another mutual fund or investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the Investment Company Act of 1940 or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

THE CONTRACTS

Purchase of the Contracts

The contracts may be purchased by mailing in a completed, signed application to PFL, along with a check for the initial investment.

Purchase payments are payable at PFL's administrative and service office designated on the cover page. The initial purchase payment must be at least $5,000. Additional purchase payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of purchase payments under a contract.

If an application is complete upon receipt, you will receive a contract based on the price next determined after the application and initial purchase payment are received. If an incomplete application is received, PFL will notify you by phone or mail to request the information necessary to complete the application. Once the application is completed, you will receive a contract based on the price next determined after the application was completed. If, after five days, the application remains incomplete, PFL will return your initial purchase payment unless you tell PFL to keep the initial purchase payment pending completion of the application.

A contract shall automatically be continued in full force during the lifetime of the annuitant until the annuity commencement date or until the contract is surrendered. Unless you have surrendered the contract, purchase payments may be made at any time during the life of the annuitant and before the annuity commencement date.

Allocation and Reallocation of Net Purchase Payments

Net purchase payments are allocated among the subaccounts that you have selected. The purchase payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the net purchase payment. Upon allocation to a subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office, or in the case of the initial purchase payment, when the contract application is completed, whichever is later.

You (or your designated account executive) can make transfers and/or change the allocation of additional premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writing. PFL and/or the administrative and service office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL and/or the administrative and service office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If PFL and/or the administrative and service office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for your protection. You may be required to provide your social security number and/or other information for identification purposes when making telephone requests.

Telephone requests must be received at the administrative and service office no later than 3:00 p.m. central time in order to assure same day pricing of the transaction. The telephone transaction privilege may be discontinued at any time for some or all contracts and PFL may require written confirmation of a transaction request.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

When a reallocation is requested, the redemption of the requested amount from the subaccount and portfolio in which the amount had been invested will always be effective as of the end of the valuation period in which the request is received at our administrative and service office. That amount will generally be credited to the new subaccount and portfolio at the same time.

However, IF:
 .  you are making a transfer to any portfolio that accrues dividends on a daily basis; and
 . the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available,
THEN:
 .  the crediting of the amount transferred to the new subaccount may be delayed
   (for up to seven days) until the portfolio, from which the transfer is being made, obtains liquidity through the earlier of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by contract owners, or otherwise.

During this period, the amount transferred will be uninvested.

In allocating the initial purchase payment among the subaccounts, you must allocate a minimum contribution of $1,000 to each subaccount selected. Additional net purchase payments may be allocated among the subaccounts in any manner, so long as any contribution to a selected subaccount is at least $500. You may subsequently reallocate the value of a designated number of accumulation units of a subaccount then credited to a contract, into an equal value of accumulation units of one or more other subaccounts. The reallocation shall be based on the relative value of the accumulation units of the subaccounts at the end of business on the day PFL receives the request.

On the date of issue, the contract value equals the value of the net purchase payment. The date of issue is the date the contract is issued, as shown on the contract Schedule Page. Thereafter, the contract value is determined by multiplying the number of accumulation units of each subaccount credited to the contract by the current value of an accumulation unit for that subaccount. The number of accumulation units is increased by any net purchase payments and decreased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

Value of Accumulation Units

The accumulation units of each subaccount are valued separately. The value of accumulation units may change each valuation period according to the investment performance of the shares purchased by each subaccount and the deduction of certain charges.

A valuation period is the period beginning at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The value of an accumulation unit in a subaccount for any valuation period equals the value of the accumulation unit as of the immediately preceding valuation period, multiplied by the net investment factor for that subaccount for the valuation period for which the accumulation unit value is being calculated. The net investment factor is a number representing the change in the value of subaccount assets on successive valuation dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality risk charge.

Surrenders

At any time before the annuity commencement date and during the lifetime of the annuitant, you may elect to surrender all or any portion of the contract value in exchange for a cash withdrawal payment from PFL. Any such election shall be in writing in such form as PFL may require and shall specify the amount of the cash withdrawal payment. At your request, PFL will provide a form to request a surrender and to notify PFL of your election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by PFL at its administrative and service office.

The amount of the cash withdrawal payment will be equal to the contract value at the end of the valuation period during which the election becomes effective, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of accumulation units with an aggregated value equal to the dollar amount of the cash withdrawal payment. Unless instructed to the contrary, PFL will liquidate accumulation units of all subaccounts within the variable account in the same proportion that the cash withdrawal payment bears to the contract value.

Any cash withdrawal payment will be paid within seven days from the date the surrender request becomes effective, except as PFL may defer such payment in accordance with the Investment Company Act of 1940. Payments under the contract of any amounts derived from purchase payments made by check may be delayed until the check has cleared your bank. PFL must by law withhold federal income taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government if you have not provided PFL with a written election not to have federal income taxes withheld. Moreover, the Code provides that a 10% penalty tax may be imposed on certain surrenders before age 59 1/2.

Right to Return the Contract

You may cancel the contract within ten days after it is delivered to you by delivering or mailing the contract and a written notice of revocation to PFL at its administrative and service office. In the event of cancellation, PFL will return all purchase payments made under the contract within seven days after it receives written notice of cancellation and the returned contract.

CONTRACT CHARGES

No deduction for sales charges is made from purchase payments or upon surrender. As described below, charges under the contracts are assessed:
 .  against the initial purchase payments and annually thereafter from the contract value for administrative expenses; and . against the assets of the variable account for the assumption of mortality risk.

Charges for premium taxes, if any, are deducted from the purchase payment or the contract value at the time they are incurred by PFL. PFL reserves the right to make deductions from the variable account for income tax liabilities resulting from the operation of the variable account.

Costs of distributing the contracts will be paid from PFL's general assets. These assets may include proceeds from the mortality charge described below. PFL incurs certain costs, including the obligation to pay certain insurance commissions in connection with the distribution of the contracts.

Administrative Charge

PFL performs the administrative services for the contracts and the variable account. These services include issuance of the contracts, maintenance of records concerning the contracts, and valuation services. An administrative charge to cover these expenses is deducted from the initial purchase payment and annually thereafter from the contract value. The current annual administrative charge is $35.00.

When you make the initial investment in the contract, a pro rata portion of the annual charge for the current year will be deducted from the purchase payments. Thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the annual charge will be refunded upon termination of a contract. In the states of Pennsylvania and South Carolina the annual charge will never exceed $35.00 for contracts issued in connection with the delivery of this prospectus.

Prior to the annuity commencement date, the administrative charge is not guaranteed, and subject to limits imposed by state law, may change over the years the contract is in force.

Charges for Mortality Risk

The mortality risk assumed by PFL arises from the contractual obligation to continue to make annuity payments to each annuitant regardless of how long the annuitant lives and regardless of how long all annuitants as a group live. Although variable annuity payments made to annuitants will vary in accordance with the investment performance of the funds (or the formerly eligible funds), they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each annuitant that neither the longevity of fellow annuitants nor an improvement in life expectancy generally will have an adverse effect on the variable annuity payments received under the contracts. PFL assumes this mortality risk by virtue of annuity payment rates incorporated in the contract. These rates cannot be changed.

For assuming this mortality risk, PFL deducts from the daily net asset value of the variable account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.80%. If this amount is insufficient to cover the actual costs, the loss will be borne by PFL. If the amount deducted proves more than sufficient, the excess will be a profit to PFL. To the extent that this charge results in a profit to PFL, such profit will be available for use by PFL for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

Deductions for Taxes

Charges for any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the existence of the contracts will be deducted from contract values when incurred. Premium taxes are generally levied at the annuity commencement date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.

PFL does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserve under the contracts. Based on these expectations, no charge is being made currently to the variable account for corporate federal income taxes, which may be attributable to variable account. However, if the tax laws change such that there is tax liability, PFL may review the need to make a charge for any taxes attributable to the income of the variable account.

Under present laws, PFL does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, attributable to the variable account may be made.

Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III Expenses

The value of the assets in the variable account will reflect the value of the funds' (or the formerly eligible funds) shares and, therefore, the fees and expenses paid by the funds (or the formerly eligible funds). A complete description of the expenses and deductions from the portfolios are found in the funds' prospectuses.

BENEFITS UNDER THE CONTRACT

Death Benefit

In the event of the death of the annuitant prior to the annuity commencement date, PFL, upon receipt of due proof of death of the annuitant, will pay a death benefit to the beneficiary that you designated. If the death of the annuitant occurs on or after the annuity commencement date, no death benefit will be payable under the contract except as may be provided under the annuity option elected.

The death benefit payable in the event of the death of the annuitant prior to the annuity commencement date is equal to the contract value. The accumulation unit values used in determining the amount of death benefit will be the values for the next subsequent valuation period following the date all of the items listed below have been received by PFL:
 .  written notice of death of the annuitant;
 . due proof of death of the annuitant; and . an election to pay the proceeds as a single cash payment or under an annuity option.

If you did not make an election as to how the proceeds should be paid prior to the annuitant's death, the beneficiary may elect one of the annuity options or a lump sum cash payment within 90 days after PFL receives notification of death.

IRS Required Distributions

For contracts issued on or after January 19, 1985, federal tax law requires that if you (the owner) or any joint contract owner dies before the annuity commencement date, the entire value of the contract must generally be distributed within five years of the date of your death or the joint contract owner's death. Special rules may apply to the spouse of the deceased owner. See the SAI for a detailed description of these rules.

ANNUITY PAYMENTS

Annuity Commencement Date

Unless the annuity commencement date is changed, annuity payments under a contract will begin on the annuity commencement date that you select at the time the contract is applied for. You may change the annuity commencement date from time to time by written notice to PFL, provided that notice of each change is received by PFL at its administrative and service office at least thirty days prior to the then current annuity commencement date.

Except as otherwise permitted by PFL, a new annuity commencement date must be a date that is:
 . at least thirty days after the date notice of the change is received by PFL; . the first day of a month; and . not later than the first day of the first month following the annuitant's
   75th birthday.

Currently, PFL permits the new annuity commencement date to begin as late as the first day of the first month following the annuitant's 85th birthday. The annuity commencement date may also be changed by the beneficiary's election of the annuity option after the annuitant's death.

Election of Annuity Options

During the lifetime of the annuitant and prior to the annuity commencement date, you may elect any one of the annuity options described in this prospectus. You may also change an election at any time. Written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty days prior to the annuity commencement date. If no election is in effect on the thirtieth day prior to the annuity commencement date, we will make payment according to "Annuity Option 3--Life Annuity with 120 or 240 Monthly Payments Guaranteed" on a variable basis. At such time as one of the annuity options under the contract may become operative, a supplementary agreement will be issued by PFL setting forth the terms of the option elected.

During the lifetime of the annuitant, you may elect that all or any part of the death benefit be applied under any one of the annuity options listed in the contract or in any other manner agreeable to PFL. If you have not made an annuity option election at the time of death of the annuitant, such an election may be made by the beneficiary.

Annuity Options

Annuity payments may be made under any one of the annuity options described below or in any other manner agreeable to PFL. You, or the beneficiary after the annuitant's death, will select whether annuity payments will be made on a fixed basis or a variable basis. The effect of choosing a fixed annuity option is that the amount of each payment will be set on the annuity commencement date and will not change. If a fixed annuity option is selected:
 . the contract value will be transferred to the general account of PFL; and . the annuity payments will be fixed in amount and duration by the fixed annuity provisions selected and the age and sex of the annuitant.

For further information, contact PFL at its administrative and service office.

The contract provides four annuity options that are described below; however, you may not select more than one. All of these are offered as either "fixed annuity options" or "variable annuity options." Under annuity options 1 and 2, it would be possible for only one annuity payment to be made if the annuitant(s) were to die before the due date of the second annuity payment, only two annuity payments if the annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under annuity options 1 and 2 the contract value may not be returned.

Annuity Option 1--Life Annuity: This option provides monthly payments during the lifetime of the annuitant ceasing with the last payment due prior to the death of the annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the annuitant and there is no provision for a death benefit payable to a beneficiary.

Annuity Option 2--Joint and Survivor Annuity: This option provides monthly payments during the joint lifetime of the annuitant and designated second person and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a beneficiary under this option.

Annuity Option 3--Life Annuity with 120 or 240 Monthly Payments Guaranteed:
This option provides monthly payments during the lifetime of the annuitant and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the event of the death of the annuitant under this option, the contract provides that any guaranteed monthly payments will be paid to the beneficiary during the remaining months of the term selected. The beneficiary may, at any time, elect to receive the discounted value of the remaining payments, if any, in one sum. The discounted value for fixed or variable annuity payments will be based on interest compounded annually at the applicable assumed interest rate used in determining the first annuity payment.

Upon the death of a beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after PFL receives notice of the beneficiary's death, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the beneficiary. Such present value is computed as of the valuation period during which notice of the beneficiary's death is received by PFL at its administrative and service office.

Annuity Option 4--Cash or Unit Refund Life Annuity: This option provides monthly payments during the lifetime of the annuitant terminating with the last payment due prior to the death of the annuitant. An additional payment will be made to the beneficiary. For a variable annuity, the payment will equal the annuity unit value as of the date that notice of death of the annuitant in writing is received by PFL at its administrative and service office, multiplied by the excess, if any, of (a) over (b) where:
 . (a) is the contract value applied at the annuity commencement date under this option, divided by the annuity unit value as of the annuity commencement date; and
 . (b) is the product of the number of annuity units represented by each variable annuity payment paid to the annuitant and the number of variable annuity payments made.

For fixed annuity payments, the annuity unit value shall be $1. Therefore, (a) is the contract value as of the annuity commencement date, while (b) is the sum of all fixed annuity payments made.

Determination of Annuity Payments

On the annuity commencement date the contract's annuity purchase value will be applied to provide for annuity payments under the selected annuity option as specified. The annuity purchase value will be equal to the contract value for the valuation period which ends immediately preceding the annuity commencement date, reduced by an applicable premium or similar taxes.

Fixed annuity payments are determined by the annuity payment rates based on the current assumed rate of interest as determined by PFL at the annuity commencement date. The assumed interest rate may be changed at PFL's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, you have not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the annuitant. Under the contract, the annuitant has some flexibility in choosing the assumed rate of interest to be used in connection with the variable annuity payments. The annuitant may choose among interest rates offered by PFL at the annuity commencement date. PFL currently offers assumed interest rates of 3.5% and 7.5%.

If the annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, variable annuity payments would start at a higher level but would increase more slowly and decrease more rapidly. Therefore, election of a higher assumed rate of interest would result in a higher first monthly variable annuity payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the subaccount did not exceed the higher assumed rate of interest.

All variable annuity payments other than the first are calculated using annuity units that are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing the portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount for the valuation period which ends immediately preceding the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed.

The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. It is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount for the valuation period which ends immediately preceding the due date of each additional payment. Furthermore, after the annuity commencement date, you may reallocate all or part of the values held in one subaccount to one or more other subaccounts.

Adjustment of Annuity Payments

If the contract value on the annuity commencement date is less than $5,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for. If the contract value is not less than $5,000, but the payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments so that payments will be at least $50.

FEDERAL TAX MATTERS

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy -- qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs -- either as a withdrawal or as annuity payments. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. However, for purchase payments made after February 28, 1986, an owner of a contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the contract's contract value during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule that you may wish to discuss with your tax counsel. The following discussion applies to contracts owned by natural persons.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. PFL may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals -- Nonqualified Policies

If you make a withdrawal from your (nonqualified) policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 . paid on or after the taxpayer reaches age 59 1/2;

 . paid after an owner dies;

 . paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 . paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 . paid under an immediate annuity; or

 . which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by PFL Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income). The premium enhancement that we add to your policy value is not included in the investment in the contract.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments -- by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments -- by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more that one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant, payee, or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

GENERAL PROVISIONS

Ownership of the Contract

Once we issue the contract, it shall belong to you. We will issue the contract after you complete an application and deliver the initial purchase payment to us. Prior to the annuity commencement date, you shall be the person so designated in the application. You may appoint a contingent contract owner to succeed ownership of the contract in the event of your death prior to the annuity commencement date. You may appoint or change the contingent contract owner or beneficiary at any time prior to the annuity commencement date. All contract rights and privileges may be exercised by you without the consent of the beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the annuitant and prior to the annuity commencement date, except as otherwise provided in the contract. The annuitant becomes the contract owner on and after the annuity commencement date. The beneficiary becomes the contract owner on the death of the annuitant.

Assignment

During the lifetime of the annuitant, you may assign any rights or benefits provided by the contract. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits, and those of the beneficiary, are subject to the rights of the assignee. The beneficiary may not assign any payment under the contract before the payment becomes due.

Beneficiary

The beneficiary designation contained in the application will remain in effect until changed. The interest of any beneficiary is subject to the particular beneficiary surviving the annuitant. You may change or revoke the designation of a beneficiary at any time while the annuitant is living by filing with PFL a written beneficiary designation or revocation in such form as PFL may require. The change or revocation will not be effective and binding upon PFL until it is received by PFL at its administrative and service office. The annuitant named in the contract, however, may not be changed.

Amendments

PFL reserves the right to amend the contracts to meet the requirements of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by PFL without your consent except as may be required by applicable law.

Suspension of Payment

PFL reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals:
 . for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
 . for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not reasonably practicable to fairly determine the value of such assets; or
 . for such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

Non-Participating

The contracts are non-participating. No dividends are payable and the contracts will not share in the profits or surplus earnings of PFL.

Misstatement of Age or Sex

If the age or sex of the annuitant or designated annuitant has been misstated, PFL will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or the beneficiary. The age of the annuitant or designated annuitant may be established at any time by the submission of proof satisfactory to PFL.

DISTRIBUTION OF CONTRACTS

The contracts will be sold by licensed insurance agents in those states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934, and members of the National Association of Securities Dealers, Inc. The contracts will be distributed through Fidelity Brokerage Services, Inc. (Fidelity Brokerage) and Fidelity Insurance Agency, Inc. (Fidelity Insurance), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the contracts, is a member of the National Association of Securities Dealers, Inc.

Fidelity Distributors Corporation ("Fidelity Distributors"), an affiliate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Distributors is 82 Devonshire Street, Boston, Massachusetts 02109.

PFL has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the contracts which will equal 0.55% on an annual basis of the daily net asset value of the variable account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

VOTING RIGHTS AND REPORTS

In accordance with its view of present applicable law, PFL will vote the funds' shares and the formerly eligible fund shares held in the variable account at regular and special meetings of shareholders of the funds and the formerly eligible funds in accordance with instructions received from persons having a voting interest in the variable account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote such shares in its own right, it may elect to do so.

Prior to the annuity commencement date, you exercise the voting rights under the contract. After the annuity commencement date, the person having the voting interest shall be the person then entitled to receive variable annuity payments. Prior to the annuity commencement date, the number of votes that a person has the right to cast will be determined by applying such person's percentage interest in a subaccount to the total number of votes attributable to the subaccount. After the annuity commencement date, the number of votes attributable to a contract is determined by applying the percentage interest reflected by the reserve for such contract by the total number of votes attributable to the subaccount. After the annuity commencement date the votes attributable to a contract decrease as such percentage interest decreases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.

Shares of the funds and formerly eligible funds held in a subaccount as to which no timely instructions are received or as to which you do not have an interest will be voted by PFL in proportion to the voting instructions which are received with respect to all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a subaccount will receive proxy material, reports and other material relating to the funds and the formerly eligible funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the variable accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. PFL will also send such statements reflecting transactions involving the contract as may be required by applicable laws, rules and regulations.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

LEGAL PROCEEDINGS

No material legal proceedings are pending against the variable account, PFL, its subsidiaries or Fidelity Brokerage.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PFL Life Insurance Company
The Contracts
Contract Charges
Benefits Under the Contract
Annuity Payments
Federal Tax Matters
Distribution of the Contracts
Custody of Assets
State Regulation
Records and Reports
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning  at End of    Units at End
                                        of Year        Year        of Year
------------------------------------------------------------------------------
  Fidelity -- VIP Money Market
   Subaccount -- Initial Class
    1999.............................  $2.642832    $2.757628   38,572,043.676
    1998.............................   2.525659     2.642832   43,337,060.933
    1997.............................   2.413358     2.525659   43,319,514.745
    1996.............................   2.307819     2.413358   51,936,943.182
    1995.............................   2.196945     2.307819   48,392,069.066
    1994.............................   2.124046     2.196945   65,884,206.476
    1993.............................   2.073920     2.124046   38,531,933.669
    1992.............................   2.011998     2.073920   46,920,555.357
    1991.............................   1.911406     2.011998   52,846,585.564
    1990.............................   1.783014     1.911406   61,584,581.853
------------------------------------------------------------------------------
  Fidelity -- VIP High Income
   Subaccount -- Initial Class
    1999.............................  $3.640420    $3.906058    8,762,248.667
    1998.............................   3.835575     3.640420   12,247,818.239
    1997.............................   3.285775     3.835575   17,495,330.353
    1996.............................   2.904665     3.285775   18,704,131.149
    1995.............................   2.427652     2.904665   19,488,862.806
    1994.............................   2.485444     2.427652   17,337,052.330
    1993.............................   2.078934     2.485444   26,114,121.248
    1992.............................   1.703009     2.078934   20,668,821.606
    1991.............................   1.269032     1.703009    9,450,159.190
    1990.............................   1.310687     1.269032    6,894,970.437
------------------------------------------------------------------------------
  Fidelity -- VIP Equity-Income
   Subaccount -- Initial Class
    1999.............................  $4.709707    $4.968081   30,640,346.629
    1998.............................   4.252876     4.709707   43,094,581.632
    1997.............................   3.346303     4.252876   57,352,295.075
    1996.............................   2.951686     3.346303   68,119,423.617
    1995.............................   2.202346     2.951686   81,601,359.509
    1994.............................   2.073414     2.202346   74,571,142.757
    1993.............................   1.768091     2.073414   70,574,621.050
    1992.............................   1.523641     1.768091   49,654,509.443
    1991.............................   1.168338     1.523641   22,551,293.495
    1990.............................   1.390307     1.168338   15,320,204.431

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value   Accumulation
                                       at Beginning  at End of    Units at End
                                         of Year        Year        of Year
-------------------------------------------------------------------------------
  Fidelity -- VIP Growth
   Subaccount -- Initial Class
    1999.............................   $6.425788    $8.761371   26,399,428.765
    1998.............................    4.643463     6.425788   28,101,887.125
    1997.............................    3.790532     4.643463   30,726,907.924
    1996.............................    3.331228     3.790532   38,326,955.306
    1995.............................    2.480539     3.331228   43,498,210.261
    1994.............................    2.500812     2.480539   37,916,994.644
    1993.............................    2.111765     2.500812   37,369,691.127
    1992.............................    1.947218     2.111765   37,625,493.719
    1991.............................    1.348850     1.947218   24,177,587.154
    1990.............................    1.540465     1.348850   15,340,498.596
-------------------------------------------------------------------------------
  Fidelity -- VIP Overseas
   Subaccount -- Initial Class
    1999.............................   $2.429523     3.437682   13.477,078.993
    1998.............................    2.172007     2.429523   13,624,240.201
    1997.............................    1.962599     2.172007   15,101,589.750
    1996.............................    1.747454     1.962599   18,498,493.052
    1995.............................    1.605980     1.747454   18,307,714.844
    1994.............................    1.591344     1.605980   35,747,520.597
    1993.............................    1.168866     1.591344   36,890,355.495
    1992.............................    1.319600     1.168866    4,705,928.756
    1991.............................    1.229709     1.319600    4,170,995.265
    1990.............................    1.261608     1.229709    4,324,803.282
-------------------------------------------------------------------------------
  Fidelity -- VIP II Investment Grade
   Bond Subaccount -- Initial Class
    1999.............................   $1.995998    $1.959374    6,366,884.959
    1998.............................    1.848460     1.995998   11,759,114.123
    1997.............................    1.708442     1.848460   10,859,598.713
    1996.............................    1.669036     1.708442    9,681,784.561
    1995.............................    1.571804     1.669036   10,019,780.574
    1994.............................    1.501802     1.571804    8,539,290.351
    1993.............................    1.364252     1.501802   11,685,281.879
    1992.............................    1.289396     1.364252    7,725,407.154
    1991.............................    1.115679     1.289396    8,683,076.207
    1990.............................    1.059709     1.115679    3,887,531.807
-------------------------------------------------------------------------------
  Fidelity -- VIP II Asset Manager
   Subaccount -- Initial Class
    1999.............................   $2.832585    $3.121798   21,312,977.173
    1998.............................    2.481731     2.832585   26,983,405.294
    1997.............................    2.073401     2.481731   33,046,715.565
    1996.............................    1.823774     2.073401   37,212,616.412
    1995.............................    1.571804     1.823774   45,933,251.411
    1994.............................    1.687107     1.571804   76,955,562.944
    1993.............................    1.404870     1.687107   90,364,012.115
    1992.............................    1.265768     1.404870   27,180,037.717
    1991.............................    1.041041     1.265768   12,676,645.581
    1990(/1/)........................    1.000000     1.041041      989,833.209

                                     Accumulation Accumulation   Number of
                                      Unit Value   Unit Value   Accumulation
                                     at Beginning  at End of    Units at End
                                       of Year        Year        of Year
-----------------------------------------------------------------------------
  Fidelity -- VIP II Asset Manager:
   Growth Subaccount --
   Initial Class
    1999............................  $1.738937    $1.988346    4,002,466.209
    1998............................   1.490886     1.738937    5,249,723.064
    1997............................   1.201587     1.490886    1,443,467.081
    1996............................   1.009935     1.201587    7,788,605.432
    1995(/2/).......................   1.000000     1.009935    2,178,270.748
-----------------------------------------------------------------------------
  Fidelity -- VIP II Contrafund(R)
   Subaccount -- Initial Class
    1999............................  $1.945361    $2.398013   19,417,678.889
    1998............................   1.508640     1.945361   26,840,603.665
    1997............................   1.224976     1.508640   33,372,392.534
    1996............................   1.017954     1.224976   42,901,139.435
    1995(/3/).......................   1.000000     1.017954   20,570,759.262
-----------------------------------------------------------------------------
  Fidelity -- VIP II Index 500
   Subaccount -- Initial Class
    1999............................  $2.239298    $2.677169   22,904,721.368
    1998............................   1.758955     2.239298   27,546,396.903
    1997............................   1.336134     1.758955   31,990,011.025
    1996............................   1.096624     1.336134   23,088,441.156
    1995............................   1.000000     1.096623    8,432,120.348
-----------------------------------------------------------------------------
  Fidelity -- VIP III Balanced
   Subaccount -- Initial Class
    1999............................  $1.342236    $1.392143    1,502,829.526
    1998............................   1.150095     1.342236    1,525,895.592
    1997(/4/).......................   1.000000     1.150095    1,126,357.174
-----------------------------------------------------------------------------
  Fidelity -- VIP III Growth
   Opportunities Subaccount --
   Initial Class
    1999............................  $1.523888    $1.576374    3,380,721.428
    1998............................   1.232659     1.523888    6,147,873.836
    1997(/4/).......................   1.000000     1.232659    4,621,108.553
-----------------------------------------------------------------------------
  Fidelity -- VIP III Growth &
   Income Subaccount --
   Initial Class
    1999............................  $1.595917    $1.728397    6,938,699.626
    1998............................   1.241360     1.595917   11,928,129.677
    1997(/4/).......................   1.000000     1.241360    6,281,887.718

(/1/Period)from May 29, 1990 through December 31, 1990.
(/2/Period)from September 5, 1995 through December 31, 1995
(/3/Period)from September 1, 1995 through December 31, 1995
(/4/Period)from May 1, 1997 through December 31, 1997.

                         FORMERLY ELIGIBLE SUB-ACCOUNTS

        (These subaccounts are no longer available for investment.)

                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of   Units at End
                                          of Year        Year       of Year
------------------------------------------------------------------------------
  Fidelity Daily Income Trust
   Subaccount
    1999...............................  $3.603569    $ 3.785173   81,199.237
    1998...............................   3.424415      3.603569   81,396.693
    1997...............................   3.252838      3.424415   86,061.186
    1996...............................   3.094122      3.252838  114,662.042
    1995...............................   2.921185      3.094122  131,063.459
    1994...............................   2.812357      2.921185  190,668.116
    1993...............................   2.736044      2.812357  158,275.684
    1992...............................   2.641072      2.736044  243,997.001
    1991...............................   2.495176      2.641072  268,694.048
    1990...............................   2.313482      2.495176  339,345.456
------------------------------------------------------------------------------
  Fidelity Cash Reserves Subaccount
    1999...............................  $3.626195    $ 3.807436   23,087.419
    1998...............................   3.443500      3.626195   23,111.706
    1997...............................   3.268738      3.443500   23,137.187
    1996...............................   3.108117      3.268738   23,164.006
    1995...............................   2.934039      3.108117   23,192.241
    1994...............................   2.822897      2.934039   27,720.506
    1993...............................   2.742508      2.822897   29,444.337
    1992...............................   2.643311      2.742508   47,677.285
    1991...............................   2.493319      2.643311   60,818.839
    1990...............................   2.312283      2.493319   88,660.193
------------------------------------------------------------------------------
  Fidelity Government Income Fund
   Subaccount                            $     N/A    $      N/A        0.000
    1996...............................   4.618027           N/A        0.000
    1995...............................   3.911039      4.618027    8,068.949
    1994...............................   4.009576      3.911039    8,076.564
    1993...............................   3.676253      4.009576    8,085.472
    1992...............................   3.404732      3.676253    8,094.201
    1991...............................   2.934545      3.404732    8,103.722
    1990...............................   2.678442      2.934545    8,114.001
    1989...............................   2.376907      2.678442    8,125.927
    1988...............................   2.236112      2.376907    8,138.994
------------------------------------------------------------------------------
  Fidelity Capital and Income Fund
   Subaccount
    1999...............................  $8.793255    $10.145226  $14,738.751
    1998...............................   8.623329      8.793255   15,972.996
    1997...............................   7.515932      8.623329   15,980.956
    1996...............................   6.744302      7.515932   21,049.298
    1995...............................   5.777672      6.744302   25,993.308
    1994...............................   6.060768      5.777672   35,622.255
    1993...............................   4.850494      6.060768   43,008.701
    1992...............................   3.785099      4.850494   70,510.002
    1991...............................   2.912437      3.785099   94,291.263
    1990...............................   3.029998      2.912437  112,223.477

                       FORMERLY ELIGIBLE FUNDS FEE TABLE

               Formerly Eligible Funds Annual Expenses(/1/)(/2/)
                  (as a percentage of average net assets after
                     fee waiver and expense reimbursement)

                                                                      Total Fund
                                                  Management  Other     Annual
  Subaccount                                         Fees    Expenses  Expenses
--------------------------------------------------------------------------------
  Fidelity Daily Income Trust....................   0.31%     0.17%     0.48%
  Fidelity Cash Reserves.........................   0.18%     0.26%     0.44%
  Fidelity Government Income Fund(/3/)...........   0.43%     0.24%     0.67%
  Fidelity Capital and Income Fund(/4/)..........   0.58%     0.25%     0.83%

(/1/These)expenses are for the last fiscal year of each fund. Actual expenses in the current year and in the future may be higher or lower.
(/2/The)fee information relating to the formerly eligible funds was provided to PFL by the formerly eligible funds, and PFL has not independently verified such information.

(/3/Fidelity)Government Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.25% and the total fund operating expenses would have been 0.68%.

(/4/Fidelity)Capital and Income Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Without these reductions, other expenses would have been 0.26% and the total fund operating expenses would have been 0.84%.

                      STATEMENT OF ADDITIONAL INFORMATION

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information supplements the information found in the current prospectus for the Individual Variable Annuity contracts ("contract") offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2000, without charge by calling Fidelity Investments. For Sales information call toll free 800-544-2442. For Service and Account information call toll free 800-634-4672. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the Fidelity Variable Annuity Account.

Dated: May 1, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
PFL LIFE INSURANCE COMPANY.................................................   3
THE CONTRACTS..............................................................   3
  Reallocation of Contract Values After the Annuity Commencement Date......   3
  Accumulation Units.......................................................   3
  Reinvestment of Fund Distributions.......................................   4
CONTRACT CHARGES...........................................................   5
  Administrative Charge....................................................   5
  Charges for Mortality Risk...............................................   5
BENEFITS UNDER THE CONTRACT................................................   5
  Death Benefit............................................................   5
  IRS Required Distribution................................................   5
ANNUITY PAYMENTS...........................................................   6
  Annuity Unit Value.......................................................   6
  Annuity Payment Rates....................................................   6
  Performance..............................................................   7
  Total Return.............................................................   8
  Yields...................................................................   9
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................   9
  Tax Status of the Policy.................................................   9
DISTRIBUTION OF THE CONTRACTS..............................................  10
CUSTODY OF ASSETS..........................................................  10
STATE REGULATION...........................................................  10
RECORDS AND REPORTS........................................................  11
INDEPENDENT AUDITORS.......................................................  11
OTHER INFORMATION..........................................................  11
FINANCIAL STATEMENTS.......................................................  11

                           PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company ("PFL") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to PFL Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.

All of the stock of PFL is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                 THE CONTRACTS

Reallocation of Contract Values After the Annuity Commencement Date

After the annuity commencement date, the contract owner may reallocate the value of a designated number of annuity units of a subaccount, then credited to a contract, into an equal value of annuity units of one or more other subaccounts. The reallocation shall be based on the relative value of the annuity units of the subaccounts at the end of the valuation date on the next payment date. The request must be in writing to our administrative and service office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of contract value may be made in any given calendar year.

Accumulation Units

Upon allocation to the selected subaccount, net purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the purchase payment is received at the administrative and service office or, in the case of the initial purchase payment, when the contract application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of accumulation units is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The contract owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.

  (c) is the charge for mortality risk during the valuation period equal on an annual basis to 0.8% of the daily net asset value of the subaccount.

              Illustration of Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = A + B - C - E
                        ---------
                            D

Where: A = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
           Assume......................................... A = $11.57
                                                           -

       B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
           Assume............................................... B = 0
                                                                 -

       C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
           Assume.............................................. C = 0
                                                                -

       D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
           Assume......................................... D = $11.40
                                                           -
       E = The daily deduction for mortality risk, which totals 0.8% on an annual basis.
           On a daily basis.................................. = 0.00002183

Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                       11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A = The accumulation unit value for the immediately preceding valuation period.
           Assume...................................... A = $1.347125
                                                        -

       B = The Net Investment Factor for the current valuation period.
           Assume..................................... B = 1.01489045
                                                       -
Then, the accumulation unit value = $1.347125 * 1.01489045 = $1.367184

* = multiplication

Reinvestment of Fund Distributions

The funds and the formerly eligible funds have as a policy the current distribution of income and capital gains. However, under the contracts, there is an automatic reinvestment of such distributions in the funds.

                                CONTRACT CHARGES

Administrative Charge

PFL performs the administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

Charges for Mortality Risk

A mortality risk charge equal to an annual charge of 0.80% of the daily net asset value of the variable account is deducted daily.

                          BENEFITS UNDER THE CONTRACT

Death Benefit

During the lifetime of the annuitant and prior to the annuity commencement date, the contract owner may elect to have the contract value applied under any one of the annuity options. If no election of a method of settlement of the death benefit by the contract owner is in effect on the date of death of the annuitant, the beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the contract value applied under one of the annuity options subject to the distribution after death rules described below in the case of contracts issued after January 18, 1985; or (c) continue the contract as the new contract owner/annuitant if the contract was issued after January 18, 1985, and the beneficiary was the surviving spouse of the annuitant at the time of death. If settlement of the death benefit under an annuity option is elected, the annuity commencement date shall be the date specified in the election but no later than ninety (90) days after receipt by PFL of notification of the death of the annuitant. Either election described above may be made by filing with PFL a written election in such form as PFL may require. Any election of a method of settlement of the death benefit by the contract owner will become effective on the date it is received by PFL at its administrative and service office. Any election of a method of settlement of the death benefit by the beneficiary will become effective on the later of: (a) the date the election is received by PFL at its administrative and service office: and (b) the date notification of death and due proof of the death of the annuitant is received by PFL. If an election by the beneficiary is not received by PFL within ninety (90) days following the date notification of the death of the annuitant is received by PFL at its administrative and service office, the beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

If the death benefit is to be paid in cash to the beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the contract owner or the contract owner's estate, payment will be made within seven (7) days of the date due proof of death is received by PFL. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, PFL may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the beneficiary elects to receive the death benefit under an annuity option within sixty (60) days after the death benefit becomes payable in a lump sum, the beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an annuity option elected.

IRS Required Distribution

If the contract owner or any joint contract owner of the contract dies before the entire interest in the contract is distributed, the value of the contract must be distributed to the designated beneficiary as described in this section so that the contracts qualify as annuities under the Internal Revenue Code.

For contracts issued after January 18, 1985, if the death occurs on or after the annuity commencement date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the annuity commencement date, the contract value generally must be paid out to the beneficiary within five years after the death. However, if an annuity option is elected by the beneficiary, the contract value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the contract owner's (or joint contract owner's) death. If any portion of the contract owner's interest is payable to (or for the benefit of) the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. For contracts issued before January 19, 1985, the contract value will be paid out in accordance with the annuity option elected by the beneficiary.

                                ANNUITY PAYMENTS

Annuity Unit Value

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate, which is selected by the annuitant upon the annuity commencement date. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate.

The annuity unit value of each subaccount is arbitrarily established at $1.00 for the first valuation period of the particular subaccount. The annuity unit value for the particular subaccount for any valuation period is determined by multiplying the annuity unit value for the particular subaccount for the immediately preceding valuation period by the Net Investment Factor for the particular subaccount for the current valuation period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the contract.

Annuity Payment Rates

The contract contains annuity payment rates for each annuity option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly variable annuity payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

 Where: A = Annuity Unit Value for the immediately preceding valuation period.
            Assume................................... A = $1.097696
        B = Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
            Assume.................................... B = 1.005200
        C = A factor to neutralize the assumed interest rate of 3.5% built into the Annuity Tables used.
            Daily factor equals......................... = 0.999906

Then, the annuity unit value is: $1.097696 * 1.005200 * 0.999906 = $1.103300

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment =   A  * B
                                        ------
                                        $1,000

 Where: A = The annuity purchase value as of the annuity commencement date.
            Assume............................... A = $15,000.00
                                                  -
        B = The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
            Assume.................................... B = $6.10
                                                       -

Then, the first Monthly Variable Annuity Payment = $15,000 * $6.10 = $91.50
                                $1,000

         Formula and Illustration for Determining the Number of Annuity
           Units Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units = A
                          -
                          B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume..................................... A = $91.50
                                                        -
        B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume.................................. B = $1.103300
                                                     -

Then, the number of annuity units =  $91.50  = 82.933019
                                   ---------
                                   $1.103300

Performance

Performance information for any subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

The table below provides performance results for each subaccount through 12/31/99. The performance information is based on the historical investment experience of the subaccounts and of the Portfolios. It does not indicate or represent future performance.

Total Return

Total returns quoted in advertising reflect all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

The following Table shows the average annual total return on a hypothetical investment in the subaccounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the contract was surrendered December 31, 1999. For any Portfolio in existence ten years or more, figures are shown for a ten-year period rather than for the life of the Portfolio. The average annual total returns shown in the following Table are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

         Average Annual Total Return for Period Ending on 12/31/99

                                                            Subaccount
                          1 Year  3 Year 5 Year   Life    Inception Date
                          ------  ------ ------   ----    --------------
Fidelity--VIP Money
 Market*                   4.31%  4.51%  4.61%  4.40% **     03/31/82
Fidelity--VIP High
 Income                    7.27%  5.90%  9.94%  11.47% **    09/11/85
Fidelity--VIP Equity-
 Income                    5.46%  14.05% 17.63% 13.51% **    10/08/86
Fidelity--VIP Growth      36.32%  32.19% 28.67% 18.91% **    10/08/86
Fidelity--VIP Overseas    41.47%  20.51% 16.40% 10.48% **    01/27/87
Fidelity--VIP II
 Investment Grade Bond    <1.86%> 4.64%  6.41%  6.28% **     06/05/89
Fidelity--VIP II Asset
 Manager                  10.18%  14.58% 14.67%  12.54%      05/29/90
Fidelity--VIP II Index
 500                      19.52%  26.04%  N/A    25.57%      09/01/95
Fidelity--VIP II Asset
 Manager: Growth          14.31%  18.25%  N/A    17.21%      09/05/95
Fidelity--VIP II
 Contrafund               23.24%  25.06%  N/A    22.41%      09/01/95
Fidelity--VIP III
 Balanced                  3.69%   N/A    N/A    13.16%      05/01/97
Fidelity--VIP III Growth
 Opportunities             3.42%   N/A    N/A    18.55%      05/01/97
Fidelity--VIP III Growth
 & Income                  8.27%   N/A    N/A    22.71%      05/01/97

* There can be no assurance that the Fidelity--VIP Money Market Portfolio will maintain a stable $1.00 share price. None of the portfolios are insured or guaranteed by the U.S. Government.
** Figure is for 10 years.

Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except Fidelity--VIP Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

Yields

Yields quoted in advertising for the Fidelity--VIP Money Market Subaccount reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the Fidelity--VIP Money Market Subaccount reflects the income generated by a subaccount over a 7-day period. Current yield is calculated by determining the net change, (exclusive of capital changes and income other than investment income), in the value of a hypothetical account having one accumulation unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Fidelity--VIP Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1)] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/99 the Fidelity--VIP Money Market Subaccount had a current yield of 4.909% and an effective yield of 5.029%.

                  CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contact owner's gross income.

The ownership rights under the policies are similar to, but different in certain respects, from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyholders being treated as the owners of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code required that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code required that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, and such owner's surviving souse becomes the sole new owner, then the policy maybe continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and PFL does not anticipate discontinuing the offering of the contracts. However, PFL reserves the right to discontinue the offering of the contracts.

The contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 1999, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $4,457,858. Amounts paid for these services in 1998 and 1997 were $4,547.812 and $4,476,712, respectively.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts are held by PFL. The assets of the variable account and each of the subaccounts thereunder are kept physically segregated and held separate and apart from the general account assets of PFL. PFL maintains records of all purchases and redemptions of shares of the Fund held by each of the subaccounts. Additional protection for the assets of the variable account is afforded by PFL's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of PFL.

                                STATE REGULATION

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the variable account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. PFL will also mail to contract owners confirmation of each financial transaction and semi-annual Account Statements reflecting the contract value of a particular contract.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL Life Insurance Company as of December 31, 1999 and 1998, and for each of three years in the period ended December 31, 1999, and the financial statements of the subaccounts of The Fidelity Variable Annuity Account, which are available for investment by Fidelity Income Plus contract owners, as of December 31, 1999 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of the interest of contract owners in the variable account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of PFL as contained herein should be considered only as bearing upon PFL's ability to meet its obligations to contract owners under the contracts, and they should not be considered as bearing on the investment performance of the subaccounts.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   3
  Statements of Operations--Statutory Basis.................................   5
  Statements of Changes in Capital and Surplus--Statutory Basis.............   6
  Statements of Cash Flows--Statutory Basis.................................   7
  Notes to Financial Statements--Statutory Basis............................   9
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  28
  Supplementary Insurance Information.......................................  29
  Reinsurance...............................................................  31

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by
Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effect of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Admitted Assets
Cash and invested assets:
 Cash and short-term investments........................ $    53,695 $   83,289
 Bonds..................................................   4,892,156  4,822,442
 Stocks:
   Preferred............................................      17,074     14,754
   Common (cost: 1999--$61,813; 1998--$34,731)..........      71,658     49,448
   Affiliated entities (cost: 1999--$10,318; 1998--
    $8,060).............................................       6,764      5,613
 Mortgage loans on real estate..........................   1,339,202  1,012,433
 Real estate, at cost less accumulated depreciation
  ($10,891 in 1999; $9,500 in 1998):
   Home office properties...............................       7,829      8,056
   Properties acquired in satisfaction of debt..........      16,336     11,778
   Investment properties................................      33,707     44,325
 Policy loans...........................................      59,871     60,058
 Other invested assets..................................     123,722     76,482
                                                         ----------- ----------
     Total cash and invested assets.....................   6,622,014  6,188,678
Premiums deferred and uncollected.......................      14,656     15,318
Accrued investment income...............................      65,364     65,308
Receivable from affiliate...............................         --         643
Federal income taxes recoverable........................       1,335        639
Transfers from separate accounts due or accrued.........      92,309     70,866
Other assets............................................      30,119     29,511
Separate account assets.................................   4,905,374  3,348,611
                                                         ----------- ----------
Total admitted assets................................... $11,731,171 $9,719,574
                                                         =========== ==========

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Liabilities and Capital and Surplus
Liabilities:
 Aggregate reserves for policies and contracts:
   Life................................................. $ 1,552,781 $1,357,175
   Annuity..............................................   4,036,751  3,925,293
   Accident and health..................................     254,571    205,736
 Policy and contract claim reserves:
   Life.................................................       8,681      9,101
   Accident and health..................................      37,466     48,906
 Other policyholders' funds.............................     172,774    162,266
 Remittances and items not allocated....................      33,020     19,690
 Asset valuation reserve................................     103,193     91,588
 Interest maintenance reserve...........................      36,120     50,575
 Short-term notes payable to affiliates.................     144,500      9,421
 Other liabilities......................................      70,717     76,766
 Payable for securities.................................      15,136     57,645
 Payable to affiliates..................................      11,517        --
 Separate account liabilities...........................   4,899,289  3,342,884
                                                         ----------- ----------
Total liabilities.......................................  11,376,516  9,357,046
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares autho-
  rized, 266,000 issued and outstanding.................       2,660      2,660
 Paid-in surplus........................................     154,282    154,282
 Unassigned surplus.....................................     197,713    205,586
                                                         ----------- ----------
Total capital and surplus...............................     354,655    362,528
                                                         ----------- ----------
Total liabilities and capital and surplus............... $11,731,171 $9,719,574
                                                         =========== ==========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                  Year ended December 31
                                                1999       1998        1997
                                             ---------- ----------  ----------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life.................................... $  227,510 $  516,111  $  202,435
    Annuity.................................  1,413,049    667,920     657,695
    Accident and health.....................    160,570    178,593     207,982
  Net investment income.....................    437,549    446,984     446,424
  Amortization of interest maintenance re-
   serve....................................      7,588      8,656       3,645
  Commissions and expense allowances on
   reinsurance ceded........................     24,741     32,781      49,859
  Separate account fee income...............     49,826     37,137         --
                                             ---------- ----------  ----------
                                              2,320,833  1,888,182   1,568,040
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health benefits...    115,621    135,184     146,583
    Surrender benefits......................  1,046,611    732,796     658,071
    Other benefits..........................    169,479    152,209     126,495
    Increase (decrease) in aggregate
     reserves for policies and contracts:
    Life....................................    195,606    473,158     149,575
    Annuity.................................    111,427   (278,665)   (203,139)
    Accident and health.....................     48,835     36,407      30,059
    Other...................................     10,480     17,550      16,998
                                             ---------- ----------  ----------
                                              1,698,059  1,268,639     924,642
Insurance expenses:
  Commissions...............................    167,146    136,569     157,300
  General insurance expenses................     54,191     48,018      57,571
  Taxes, licenses and fees..................     12,382     19,166       8,715
  Net transfers to separate accounts........    309,307    302,839     297,480
  Other expenses............................        229      1,016         119
                                             ---------- ----------  ----------
                                                543,255    507,608     521,185
                                             ---------- ----------  ----------
                                              2,241,314  1,776,247   1,445,827
                                             ---------- ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital gains
 on investments.............................     79,519    111,935     122,213
Federal income tax expense..................     25,316     49,835      43,381
                                             ---------- ----------  ----------
Gain from operations before net realized
 capital gains on investments...............     54,203     62,100      78,832
Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)...................................      6,365      3,398       7,159
                                             ---------- ----------  ----------
Net income.................................. $   60,568 $   65,498  $   85,991
                                             ========== ==========  ==========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                                                      Capital
                                           Common Paid-in  Unassigned   and
                                           Stock  Surplus   Surplus   Surplus
                                           ------ -------- ---------- --------
Balance at January 1, 1997                 $2,660 $154,129  $261,558  $418,347
  Capital contribution....................    --       153       --        153
  Net income..............................    --       --     85,991    85,991
  Change in net unrealized capital gains..    --       --      3,592     3,592
  Change in non-admitted assets...........    --       --       (481)     (481)
  Change in asset valuation reserve.......    --       --    (14,974)  (14,974)
  Dividend to stockholder.................    --       --    (62,000)  (62,000)
  Surplus effect of sale of a division....    --       --       (161)     (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division...............................    --       --          5         5
  Amendment of reinsurance agreement......    --       --        389       389
  Surplus effect of reinsurance
   agreement..............................    --       --        402       402
  Change in liability for reinsurance in
   unauthorized companies.................    --       --     (1,901)   (1,901)
                                           ------ --------  --------  --------
Balance at December 31, 1997                2,660  154,282   272,420   429,362
  Net income..............................    --       --     65,498    65,498
  Change in net unrealized capital gains..    --       --      4,504     4,504
  Change in non-admitted assets...........    --       --       (260)     (260)
  Change in asset valuation reserve.......    --       --    (21,763)  (21,763)
  Dividend to stockholder.................    --       --   (120,000) (120,000)
  Increase in liability for reinsurance in
   unauthorized companies.................    --       --      2,036     2,036
  Tax benefit on stock options exercised..    --       --      2,476     2,476
  Change in surplus in separate accounts..    --       --        675       675
                                           ------ --------  --------  --------
Balance at December 31, 1998                2,660  154,282   205,586   362,528
  Net income..............................    --       --     60,568    60,568
  Change in net unrealized capital gains..    --       --    (20,217)  (20,217)
  Change in non-admitted assets...........    --       --       (980)     (980)
  Change in asset valuation reserve.......    --       --    (11,605)  (11,605)
  Dividend to stockholder.................    --       --    (40,000)  (40,000)
  Tax benefit on stock options exercised..    --       --      1,305     1,305
  Change in surplus in separate accounts..    --       --        245       245
  Settlement of prior period tax returns
   and other tax-related adjustments......    --       --      2,811     2,811
                                           ------ --------  --------  --------
Balance at December 31, 1999.............. $2,660 $154,282  $197,713  $354,655
                                           ====== ========  ========  ========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            1999         1998         1997
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,830,365  $ 1,396,428  $ 1,119,936
Net investment income...................     441,737      469,246      452,091
Life and accident and health claims.....    (124,178)    (138,249)    (154,383)
Surrender benefits and other fund
 withdrawals............................  (1,046,611)    (732,796)    (658,071)
Other benefits to policyholders.........    (169,476)    (152,167)    (126,462)
Commissions, other expenses and other
 taxes..................................    (238,192)    (197,135)    (225,042)
Net transfers to separate accounts......    (280,923)    (276,375)    (319,146)
Federal income taxes....................     (24,709)     (72,176)     (47,909)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --           --        (4,826)
Cash received in connection with a
 reinsurance agreement..................         --           --         1,477
Other, net..............................     (23,047)     (93,095)      89,693
                                         -----------  -----------  -----------
Net cash provided by operating
 activities.............................     364,966      203,681      127,358
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,283,038    3,347,174    3,284,095
  Common stocks.........................      60,293       34,564       34,004
  Mortgage loans on real estate.........     158,739      192,210      138,162
  Real estate...........................      13,367        5,624        6,897
  Policy loans..........................         186          --           --
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --           --             8
  Other.................................       6,133        7,210       57,683
                                         -----------  -----------  -----------
                                           3,521,756    3,586,782    3,520,849
Cost of investments acquired:
  Bonds and preferred stocks............  (3,398,158)  (3,251,822)  (3,411,442)
  Common stocks.........................     (76,200)     (36,379)     (37,339)
  Mortgage loans on real estate.........    (480,750)    (257,039)    (159,577)
  Real estate...........................      (7,568)     (11,458)      (2,013)
  Policy loans..........................         --        (2,922)      (2,922)
  Cash paid in association with the sale
   of a division........................         --           --          (591)
  Other.................................     (48,719)     (44,514)     (15,674)
                                         -----------  -----------  -----------
                                          (4,011,395)  (3,604,134)  (3,629,558)
                                         -----------  -----------  -----------
Net cash used in investing activities...    (489,639)     (17,352)    (108,709)

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                    1999      1998     1997
                                                  --------  --------  -------
Financing activities
Issuance (repayment) of short-term intercompany
 notes payable................................... $135,079  $ (6,979) $16,400
Capital contribution.............................      --        --       153
Dividends to stockholder.........................  (40,000) (120,000) (62,000)
                                                  --------  --------  -------
Net cash provided by (used in) financing
 activities......................................   95,079  (126,979) (45,447)
                                                  --------  --------  -------
Increase (decrease) in cash and short-term
 investments.....................................  (29,594)   59,350  (26,798)
Cash and short-term investments at beginning of
 year............................................   83,289    23,939   50,737
                                                  --------  --------  -------
Cash and short-term investments at end of year... $ 53,695  $ 83,289  $23,939
                                                  ========  ========  =======

See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements--Statutory Basis

                            (Dollars in thousands)
                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $530, $102 and $177, respectively, with respect to such practices.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $486,282, $345,319 and $281,095 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount     Value      Amount     Value
                                   ---------- ---------- ---------- ----------
Admitted assets
Cash and short-term investments... $   53,695 $   53,695 $   83,289 $   83,289
Bonds.............................  4,892,156  4,757,325  4,822,442  4,900,516
Preferred stocks..................     17,074     15,437     14,754     14,738
Common stocks.....................     71,658     71,658     49,448     49,448
Affiliated common stock...........      6,764      6,764      5,613      5,613
Mortgage loans on real estate.....  1,339,202  1,299,160  1,012,433  1,089,315
Policy loans......................     59,871     59,871     60,058     60,058
Interest rate cap.................      4,959      1,784      4,445        725
Interest rate swaps...............      8,134     10,609      1,916      6,667
Separate account assets...........  4,905,374  4,905,374  3,348,611  3,348,611
Liabilities
Investment contract liabilities...  4,207,369  4,059,842  4,084,683  4,017,509
Separate account liabilities......  4,377,676  4,212,615  3,271,005  3,213,251
Short-term notes payable to
 affiliates.......................    144,500    144,500      9,421      9,421

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross    Estimated
                                     Carrying  Unrealized Unrealized    Fair
                                      Amount     Gains      Losses     Value
                                    ---------- ---------- ---------- ----------
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $    321  $  152,605
  State, municipal and other
   government......................     62,948       918      1,651      62,215
  Public utilities.................    139,732     5,053      2,555     142,230
  Industrial and miscellaneous.....  2,068,086    78,141     34,493   2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185     15,044   2,431,732
                                    ----------  --------   --------  ----------
                                     4,822,442   132,138     54,064   4,900,516
Preferred stocks...................     14,754        75         91      14,738
                                    ----------  --------   --------  ----------
                                    $4,837,196  $132,213   $ 54,155  $4,915,254
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  194,654 $  192,453
   Due after one year through five years.................  1,151,170  1,121,353
   Due after five years through ten years................    908,926    873,402
   Due after ten years...................................    322,321    318,520
                                                          ---------- ----------
                                                           2,577,071  2,505,728
   Mortgage and other asset-backed securities............  2,315,085  2,251,597
                                                          ---------- ----------
                                                          $4,892,156 $4,757,325
                                                          ========== ==========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       1999     1998     1997
                                                     -------- -------- --------
Interest on bonds and preferred stock............... $347,639 $374,478 $373,496
Dividends on equity investments.....................      734    1,357    1,460
Interest on mortgage loans..........................   92,325   77,960   80,266
Rental income on real estate........................    7,322    6,553    7,501
Interest on policy loans............................    4,141    4,080    3,400
Other investment income.............................    7,978    2,576      613
                                                     -------- -------- --------
Gross investment income.............................  460,139  467,004  466,736
Less investment expenses............................   22,590   20,020   20,312
                                                     -------- -------- --------
Net investment income............................... $437,549 $446,984 $446,424
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                1999        1998        1997
                                             ----------  ----------  ----------
Proceeds.................................... $3,283,038  $3,347,174  $3,284,095
                                             ==========  ==========  ==========
Gross realized gains........................ $   21,171  $   48,760  $   30,094
Gross realized losses.......................    (32,259)     (8,072)    (17,265)
                                             ----------  ----------  ----------
Net realized gains (losses)................. $  (11,088) $   40,688  $   12,829
                                             ==========  ==========  ==========

At December 31, 1999, investments with an aggregate carrying value of $6,346,831 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                   Realized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Debt securities.........  $(11,088) $ 40,688  $ 12,829
Equity securities.......    11,433      (879)    6,972
Mortgage loans on real
 estate.................     4,661    12,637     2,252
Real estate.............       900     3,176     4,252
Short-term investments..    (1,407)    1,533       (19)
Other invested assets...       534    (2,523)    1,632
                          --------  --------  --------
                             5,033    54,632    27,918
Tax effect..............    (5,535)  (22,290)  (10,572)
Transfer from (to)
 interest maintenance
 reserve................     6,867   (28,944)  (10,187)
                          --------  --------  --------
Net realized gains......  $  6,365  $  3,398  $  7,159
                          ========  ========  ========
                             Change in Unrealized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Bonds...................  $(12,711) $   (836) $  2,498
Preferred stocks........    (2,753)      --        --
Common stocks...........    (3,980)    3,751     1,097
Mortgage loans..........      (147)     (150)      --
Other invested assets...      (626)    1,739        (3)
                          --------  --------  --------
Change in unrealized....  $(20,217) $  4,504  $  3,592
                          ========  ========  ========

Gross unrealized gains and gross unrealized losses on equity securities are as follows:

                                 December 31
                            1999      1998      1997
                          --------  --------  --------
Unrealized gains........  $ 11,369  $ 15,980  $ 10,356
Unrealized losses.......    (5,078)   (3,710)   (3,836)
                          --------  --------  --------
Net unrealized gains....  $  6,291  $ 12,270  $  6,520
                          ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 6.42% to 8.67%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $15,173 and $16,104, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         1999   1998
                         -----  -----
South Atlantic..........    27%    32%
Pacific.................    18     15
E. North Central........    17     16
Middle Atlantic.........    15     10
Mountain................     9     10
W. South Central........     6      6
W. North Central........     4      5
E. South Central........     3      3
New England.............     1      3

Property Type Distribution

                         December 31
                         1999   1998
                         -----  -----
Office..................    39%    30%
Retail..................    28     35
Industrial..............    18     21
Apartment...............    11     12
Other...................     4      2

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                                 1999     1998
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $115,000 $100,000
    Receive floating--pay fixed...............................   64,017      --
    Receive floating (uncapped)--pay floating (capped)........   41,617   53,011
    Receive floating (LIBOR--pay floating (S&P)...............   60,000   60,000
  Interest rate cap agreements................................  500,000  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)


4. Reinsurance (continued)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                             ----------------------------------
                                                1999        1998        1997
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,942,716  $1,533,822  $1,312,446
   Reinsurance assumed......................      2,723       2,366       2,038
   Reinsurance ceded........................   (144,310)   (173,564)   (246,372)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,801,129  $1,362,624  $1,068,112
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amount of $139,138, $173,297 and $183,638 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,511 and $47,956, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $1,870,190 and $2,163,905, respectively.

At December 31, 1999, amounts recoverable from unauthorized reinsurers of $39,996 (1998--$55,379) and reserve credits for reinsurance ceded of $48,297 (1998--$49,835) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $85,431 at December 31, 1999, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)


5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      1999     1998     1997
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $27,832  $39,177  $42,775
   IMR amortization.................................  (2,656)  (3,030)  (1,276)
   Tax reserve adjustment...........................   1,390      607    2,004
   Excess tax depreciation..........................    (219)    (223)    (392)
   Deferred acquisition costs-- tax basis...........   5,979   11,827    4,308
   Prior year under (over) accrual .................  (3,492)   1,750   (1,016)
   Dividend received deduction......................  (1,666)  (1,053)    (941)
   Charitable contributions.........................     --       --      (848)
   Other items--net.................................  (1,852)     780   (1,233)
                                                     -------  -------  -------
   Federal income tax expense....................... $25,316  $49,835  $43,381
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

In 1999, the Company reached a final settlement with the Internal Revenue Service for 1990 and 1991, resulting in a tax refund of $904 and interest received of $548. These amounts were credited directly to unassigned surplus. The Company also corrected an error in 1999 which related to the 1997 tax-sharing agreement between the Company and various affiliates. This resulted in a credit to unassigned surplus of $1,359.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                                 1999                1998
                                          ------------------- ------------------
                                                      Percent            Percent
                                                        of                 of
                                            Amount     Total    Amount    Total
                                          ----------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................  $   114,544     1%  $   82,048     1%
Subject to discretionary withdrawal at
 book value less surrender charge.......      828,490     8      515,778     5
Subject to discretionary withdrawal at
 market value...........................    4,313,445    41    3,211,896    34
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)...........................    5,021,762    48    5,519,265    58
Not subject to discretionary withdrawal
 provision..............................      248,444     2      228,030     2
                                          -----------   ---   ----------   ---
                                           10,526,685   100%   9,557,017   100%
Less reinsurance ceded..................    1,863,810          2,124,769
                                          -----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities...............  $ 8,662,875         $7,432,248
                                          ===========         ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                     Year ended December 31
                                                     1999      1998      1997
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the separate accounts statement:..
  Transfers to separate accounts.................  $486,282  $345,319  $281,095
  Transfers from separate accounts...............  (175,822)  (42,671)   (9,819)
                                                   --------  --------  --------
Net transfers to separate accounts...............   310,460   302,648   271,276
Reconciling adjustments--change in miscellaneous
 income..........................................    (1,153)      191    26,204
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the life, accident and health
 annual statement................................  $309,307  $302,839  $297,480
                                                   ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1999
Life and annuity:
  Ordinary direct first year business................ $ 2,823  $2,085   $   738
  Ordinary direct renewal business...................  20,950   6,289    14,661
  Group life direct business.........................     638     243       395
  Reinsurance ceded..................................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
Accident and health:
  Direct.............................................     138     --        138
  Reinsurance ceded..................................     (23)    --        (23)
                                                      -------  ------   -------
Total accident and health............................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228
Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

At December 31, 1999 and 1998, the Company had insurance in force aggregating $41,720 and $44,233, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $871 and $998 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $54,203.

The Company paid dividends to its parent of $40,000, $120,000 and $62,000 in 1999, 1998 and 1997, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $408, $380 and $422 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $267, $233 and $226 for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $28, $62 and $62 for the years ended December 31, 1999, 1998 and 1997, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $19,983, $18,706 and $18,705, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,994, $1,491 and $1,188, respectively, to affiliates.

During 1997, the Company received a capital contribution of $153 in cash from its parent.

At December 31, 1999 and 1998, the Company has short-term notes payable to an affiliate of $144,500 and $9,421, respectively. Interest on these notes accrues at rates ranging from 4.85% to 5.90% at December 31, 1999 and 5.13% to 5.52% at December 31, 1998.

                          PFL Life Insurance Company

                            (Dollars in thousands)


9. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $190,299 and $181,720 at December 31, 1999 and 1998, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $374,124 at December 31, 1999, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $19,662 and $17,901 and an offsetting premium tax benefit of $7,429 and $7,631 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,994, $1,985 and $(975) for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                      Summary of Investments--Other than
                        Investments in Related Parties

                            (Dollars in thousands)
                               December 31, 1999

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
            Type of Investment              Cost(1)     Value    Balance Sheet
            ------------------             ---------- --------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities............... $  195,119 $ 189,752   $  195,119
  States, municipalities and political
   subdivisions...........................    545,562   535,945      545,562
  Foreign governments.....................    134,584   138,767      134,584
  Public utilities........................    219,791   214,162      219,791
  All other corporate bonds...............  3,797,100 3,678,699    3,797,100
Redeemable preferred stock................     17,074    15,437       17,074
                                           ---------- ---------   ----------
Total fixed maturities....................  4,909,230 4,772,762    4,909,230
Equity securities
Common stocks:
  Banks, trust and insurance..............      2,676     2,809        2,809
  Industrial, miscellaneous and all
   other..................................     59,137    68,849       68,849
                                           ---------- ---------   ----------
Total equity securities...................     61,813    71,658       71,658
Mortgage loans on real estate.............  1,339,202              1,339,202
Real estate...............................     41,536                 41,536
Real estate acquired in satisfaction of
 debt.....................................     16,336                 16,336
Policy loans..............................     59,871                 59,871
Other long-term investments...............    123,722                123,722
Cash and short-term investments...........     53,695                 53,695
                                           ----------             ----------
Total investments......................... $6,605,405             $6,615,250
                                           ==========             ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                   Future
                                                   Policy              Policy
                                                  Benefits               and
                                                    and     Unearned  Contract
                                                  Expenses  Premiums Liabilities
                                                 ---------- -------- -----------
Year ended December 31, 1999
Individual life................................. $1,550,188 $   --     $ 8,607
Individual health...............................    133,214  10,311     10,452
Group life and health...........................    105,035   8,604     27,088
Annuity.........................................  4,036,751     --         --
                                                 ---------- -------    -------
                                                 $5,825,188 $18,915    $46,147
                                                 ========== =======    =======
Year ended December 31, 1998
Individual life................................. $1,355,283 $   --     $ 8,976
Individual health...............................     94,294   9,631     12,123
Group life and health...........................     93,405  10,298     36,908
Annuity.........................................  3,925,293     --         --
                                                 ---------- -------    -------
                                                 $5,468,275 $19,929    $58,007
                                                 ========== =======    =======
Year ended December 31, 1997
Individual life................................. $  882,003 $   --     $ 8,550
Individual health...............................     62,033   9,207     12,821
Group life and health...........................     88,211  11,892     44,977
Annuity.........................................  4,204,125     --         --
                                                 ---------- -------    -------
                                                 $5,236,372 $21,099    $66,348
                                                 ========== =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                 Benefits,
                                                   Claims
                                         Net     Losses and   Other
                            Premium   Investment Settlement Operating Premiums
                            Revenue    Income*    Expenses  Expenses* Written
                           ---------- ---------- ---------- --------- --------
Year ended December 31,
 1999
Individual life........... $  226,456  $104,029  $  274,730 $141,030  $    --
Individual health.........     77,985    10,036      58,649   35,329    77,716
Group life and health.....     83,639    10,422      61,143   38,075    81,918
Annuity...................  1,413,049   313,062   1,303,537  278,995       --
                           ----------  --------  ---------- --------
                           $1,801,129  $437,549  $1,698,059 $493,429
                           ==========  ========  ========== ========
Year ended December 31,
 1998
Individual life........... $  514,194  $ 85,258  $  545,720 $ 87,455  $    --
Individual health.........     68,963     8,004      48,144   30,442    68,745
Group life and health.....    111,547    11,426      82,690   54,352   108,769
Annuity...................    667,920   342,296     592,085  298,222       --
                           ----------  --------  ---------- --------
                           $1,362,624  $446,984  $1,268,639 $470,471
                           ==========  ========  ========== ========
Year ended December 31,
 1997
Individual life........... $  200,175  $ 75,914  $  211,921 $ 36,185  $    --
Individual health.........     63,548     5,934      37,706   29,216    63,383
Group life and health.....    146,694    11,888     103,581   91,568   143,580
Annuity...................    657,695   352,688     571,434  364,216       --
                           ----------  --------  ---------- --------
                           $1,068,112  $446,424  $  924,642 $521,185
                           ==========  ========  ========== ========

-------------------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                Assumed             Percentage
                                    Ceded to     From               of Amount
                           Gross      Other      Other      Net      Assumed
                           Amount   Companies  Companies   Amount     to Net
                         ---------- ---------  --------- ---------- ----------
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $(500,192) $415,910  $6,454,619    6.4%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  227,363 $   3,967  $  2,723  $  226,119    1.2%
  Individual health.....     83,489     5,504       --       77,985    --
  Group life and
   health...............    205,752   122,113       --       83,639    --
  Annuity...............  1,426,112    12,726       --    1,413,386    --
                         ---------- ---------  --------  ----------    ---
                         $1,942,716 $ 144,310  $  2,723  $1,801,129    0.2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $ 438,590  $ 39,116  $5,984,621     .6%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  515,164 $   3,692  $  2,366  $  513,838     .5%
  Individual health.....     76,438     7,475       --       68,963    --
  Group life and
   health...............    255,848   144,301       --      111,547    --
  Annuity...............    686,372    18,096       --      668,276    --
                         ---------- ---------  --------  ----------    ---
                         $1,533,822 $ 173,564  $  2,366  $1,362,624     .2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1997
Life insurance in
 force.................. $5,025,027 $ 420,519  $ 35,486  $4,639,994     .8%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  201,691 $   3,554  $  2,038  $  200,175    1.0%
  Individual health.....     73,593    10,045       --       63,548    --
  Group life and
   health...............    339,269   192,575       --      146,694    --
  Annuity...............    697,893    40,198       --      657,695    --
                         ---------- ---------  --------  ----------    ---
                         $1,312,446 $ 246,372  $  2,038  $1,068,112     .2%
                         ========== =========  ========  ==========    ===

                             Financial Statements

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                              Financial Statements


                          Year ended December 31, 1999



                                    Contents

Report of Independent Auditors..............................................  1

Financial Statements

Balance Sheets..............................................................  2
Statements of Operations....................................................  6
Statements of Changes in Contract Owners' Equity............................ 10
Notes to Financial Statements............................................... 15

                        Report of Independent Auditors



The Board of Directors and Contract Owners of Fidelity Income Plus,
PFL Life Insurance Company


We have audited the accompanying balance sheets of The Fidelity Variable Annuity Account (comprised of the Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, Index 500, Growth Opportunities, Growth & Income, Balanced, Fidelity Daily Income Trust, Fidelity Capital and Income Fund, and Fidelity Cash Reserves subaccounts), which are available for investment by contract owners of Fidelity Income Plus, as of December 31, 1999, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of The Fidelity Variable Annuity Account which are available for investment by contract owners of Fidelity Income Plus at December 31, 1999, and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                                Balance Sheets

                               December 31, 1999



                                                                                            Money
                                                                                      Market Subaccount
                                                                                     -------------------
Assets
Cash                                                                                       $        349
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                                                    106,366,999
  High Income Portfolio                                                                               -
  Equity Income Portfolio                                                                             -
  Growth Portfolio                                                                                    -
  Overseas Portfolio                                                                                  -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                                                     -
  Asset Manager Portfolio                                                                             -
  Asset Manager Growth Portfolio                                                                      -
  Contrafund Portfolio                                                                                -
  Index 500 Portfolio                                                                                 -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                                                      -
  Growth & Income Portfolio                                                                           -
  Balanced Portfolio                                                                                  -
 Fidelity Daily Income Trust                                                                          -
 Fidelity Capital and Income Fund                                                                     -
 Fidelity Cash Reserves Portfolio                                                                     -
                                                                                           ------------
Total investments in mutual funds                                                           106,366,999
                                                                                           ------------
Total assets                                                                               $106,367,348
                                                                                           ============

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                             $          -
                                                                                           ------------
                                                                                                      -
Contract owners' equity:
 Deferred annuity contracts terminable by owners                                            106,367,348
                                                                                           ------------
Total liabilities and contract owners' equity                                              $106,367,348
                                                                                           ============

See accompanying notes.

                      Equity                                            Investment         Asset
  High Income         Income            Growth           Overseas       Grade Bond        Manager
  Subaccount        Subaccount        Subaccount        Subaccount      Subaccount       Subaccount
---------------------------------------------------------------------------------------------------
$         9        $         28      $          -      $          6     $         3     $         -

          -                   -                 -                 -               -               -
 34,225,843                   -                 -                 -               -               -
          -         152,223,696                 -                 -               -               -
          -                   -       231,295,199                 -               -               -
          -                   -                 -        46,329,906               -               -

          -                   -                 -                 -      12,475,106               -
          -                   -                 -                 -               -      66,534,814
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -

          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
          -                   -                 -                 -               -               -
---------------------------------------------------------------------------------------------------
 34,225,843         152,223,696       231,295,199        46,329,906      12,475,106      66,534,814
---------------------------------------------------------------------------------------------------
$34,225,852        $152,223,724      $231,295,199       $46,329,912     $12,475,109     $66,534,814
===================================================================================================

$         -        $          -      $          9       $         -     $         -     $         4
----------------------------------------------------------------------------------------------------
          -                   -                 9                 -               -               4

 34,225,852         152,223,724       231,295,190        46,329,912      12,475,109      66,534,810
---------------------------------------------------------------------------------------------------
$34,225,852        $152,223,724      $231,295,199       $46,329,912     $12,475,109     $66,534,814
===================================================================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                          Balance Sheets (continued)

                                                                            Asset Manager
                                                                               Growth        Contrafund
                                                                             Subaccount      Subaccount
                                                                          ---------------------------------
Assets
Cash                                                                         $        4      $         -
Investments in mutual funds, at current market value:
 Variable Insurance Products Fund:
  Money Market Portfolio                                                              -                -
  High Income Portfolio                                                               -                -
  Equity Income Portfolio                                                             -                -
  Growth Portfolio                                                                    -                -
  Overseas Portfolio                                                                  -                -
 Variable Insurance Products Fund II:
  Investment Grade Bond Portfolio                                                     -                -
  Asset Manager Portfolio                                                             -                -
  Asset Manager Growth Portfolio                                              7,958,284
  Contrafund Portfolio                                                                        46,563,849
  Index 500 Portfolio                                                                 -                -
 Variable Insurance Products Fund III:
  Growth Opportunities Portfolio                                                      -                -
  Growth & Income Portfolio                                                           -                -
  Balanced Portfolio                                                                  -                -
 Fidelity Daily Income Trust                                                          -                -
 Fidelity Capital and Income Fund                                                     -                -
 Fidelity Cash Reserves                                                               -                -
                                                                             ---------------------------
Total investments in mutual funds                                             7,958,284       46,563,849
                                                                             ---------------------------
Total assets                                                                 $7,958,288      $46,563,849
                                                                             ===========================
Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                               $        -      $         3
                                                                             ---------------------------
                                                                                      -                3
Contract owners' equity:
 Deferred annuity contracts terminable by owners                              7,958,288       46,563,846
                                                                             ---------------------------
Total liabilities and contract owners' equity                                $7,958,288      $46,563,849
                                                                             ===========================

See accompanying notes.

                                                                                  Fidelity        Fidelity
                    Growth        Growth &                    Fidelity Daily     Capital and        Cash
 Index 500      Opportunities      Income        Balanced      Income Trust      Income Fund      Reserves
 Subaccount       Subaccount     Subaccount     Subaccount      Subaccount        Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------------
$         -      $        -     $         -     $        1       $      -          $      -         $     -
          -
          -               -               -              -              -                 -               -
          -               -               -              -              -                 -               -
          -               -               -              -              -                 -               -
          -               -               -              -              -                 -               -
                          -               -              -              -                 -               -
          -
          -               -               -              -              -                 -               -
          -               -               -              -              -                 -               -
          -               -               -              -              -                 -               -
                          -               -              -              -                 -               -
 61,319,819               -               -              -              -                 -               -

          -       5,329,285               -              -              -                 -               -
          -               -      11,992,832              -              -                 -               -
          -               -               -      2,092,153              -                 -               -
          -               -               -              -        307,503                 -               -
          -               -               -              -              -           149,705               -
          -               -               -              -              -                 -          88,067
-----------------------------------------------------------------------------------------------------------
 61,319,819       5,329,285      11,992,832      2,092,153        307,503           149,705          88,067
-----------------------------------------------------------------------------------------------------------
$61,319,819      $5,329,285     $11,992,832     $2,092,154       $307,503          $149,705         $88,067
===========================================================================================================


$         9      $        4     $         4     $        -       $    150          $    177         $   163
-----------------------------------------------------------------------------------------------------------
          9               4               4              -            150               177             163

 61,319,810       5,329,281      11,992,828      2,092,154        307,353           149,528          87,904
-----------------------------------------------------------------------------------------------------------
$61,319,819      $5,329,285     $11,992,832     $2,092,154       $307,503          $149,705         $88,067
===========================================================================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                           Statements of Operations

                         Year ended December 31, 1999

                                                                                              Money
                                                                                              Market
                                                                                            Subaccount
                                                                                          --------------
Net investment income
Income:
  Dividends                                                                                $  6,300,400
 Expenses:
  Administrative, mortality and expense risk charge                                           1,031,903
                                                                                           ------------
Net investment income                                                                         5,268,497

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                                       338,368,447
  Cost of investments sold                                                                  338,368,447
                                                                                           ------------
 Net realized capital gain (loss) from sales of investments                                           -

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                                                 -
  End of period                                                                                       -
                                                                                           ------------
 Net change in unrealized appreciation/depreciation of investments                                    -
                                                                                           ------------
Net realized and unrealized capital gain (loss) from investments                                      -
                                                                                           ------------
Increase (decrease) from operations                                                        $  5,268,497
                                                                                           ============

See accompanying notes.

                       Equity                                                   Investment            Asset
  High Income          Income               Growth            Overseas          Grade Bond           Manager
  Subaccount         Subaccount           Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
$  4,104,262          $  9,376,609        $ 20,128,857       $  1,283,677        $ 1,191,266         $ 5,641,853

     313,992             1,507,669           1,588,564            270,877            145,801             588,212
----------------------------------------------------------------------------------------------------------------
   3,790,270             7,868,940          18,540,293          1,012,800          1,045,465           5,053,641


  51,129,521           101,319,115         190,266,225        130,328,056         16,040,389          18,702,589
  53,658,871            76,049,295         159,054,076        121,247,856         16,612,127          15,415,422
----------------------------------------------------------------------------------------------------------------
  (2,529,350)           25,269,820          31,212,149          9,080,200           (571,738)          3,287,167


  (1,207,346)           39,156,656          32,381,667          2,463,805            329,062          10,030,204
     547,268            15,658,647          43,892,590          5,169,110           (516,540)          8,348,330
----------------------------------------------------------------------------------------------------------------
   1,754,614           (23,498,009)         11,510,923          2,705,305           (845,602)         (1,681,874)
----------------------------------------------------------------------------------------------------------------
    (774,736)            1,771,811          42,723,072         11,785,505         (1,417,340)          1,605,293
----------------------------------------------------------------------------------------------------------------
$  3,015,534          $  9,640,751        $ 61,263,365       $ 12,798,305        $  (371,875)        $ 6,658,934
================================================================================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                     Statements of Operations (continued)

                                                                           Asset
                                                                          Manager
                                                                          Growth             Contrafund
                                                                         Subaccount          Subaccount
                                                                      ------------------------------------
Net investment income
 Income:
  Dividends                                                              $  576,042            $ 2,164,201
 Expenses:
  Administrative, mortality and expense risk charge                          65,590                412,957
                                                                      ------------------------------------
Net investment income                                                       510,452              1,751,244

Net realized and unrealized capital gain (loss) from investments
 Net realized capital gain (loss) from sales of investments:
  Proceeds from sales                                                     5,543,691             51,169,480
  Cost of investments sold                                                5,056,616             42,777,972
                                                                      ------------------------------------
 Net realized capital gain (loss) from sales of investments                 487,075              8,391,508

 Net change in unrealized appreciation/depreciation of investments:
  Beginning of period                                                       796,634              6,663,617
  End of period                                                             885,833              6,635,157
                                                                      ------------------------------------
 Net change in unrealized appreciation/depreciation of investments           89,199                (28,460)
                                                                      ------------------------------------
Net realized and unrealized capital gain (loss) from investments            576,274              8,363,048
                                                                      ------------------------------------
Increase (decrease) from operations                                      $1,086,726            $10,114,292
                                                                      ====================================


See accompanying notes.

                                                                                                   Fidelity          Fidelity
                      Growth          Growth &                              Fidelity Daily       Capital and           Cash
  Index 500       Opportunities        Income               Balanced         Income Trust        Income Fund         Reserves
 Subaccount         Subaccount       Subaccount            Subaccount         Subaccount          Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------------
$  1,032,543       $  275,036          $   345,182           $  118,034             $14,410           $ 17,002            $4,181


     515,451           64,315              140,322               20,238                 246                 70                92
--------------------------------------------------------------------------------------------------------------------------------
     517,092          210,721              204,860               97,796              14,164             16,932             4,089


  61,098,493        7,162,045           15,126,758            1,788,173                 746            109,383             2,093
  51,528,548        6,340,086           12,873,436            1,777,605                 746            111,036             2,093
--------------------------------------------------------------------------------------------------------------------------------
   9,569,945          821,959            2,253,322               10,568                   -             (1,653)                -


   6,193,304        1,013,113            2,078,928               63,206                   -             (5,906)                -
   6,881,749          175,204              851,343               20,123                   -             (4,972)                -
--------------------------------------------------------------------------------------------------------------------------------
     688,445         (837,909)          (1,227,585)             (43,083)                  -                934                 -
--------------------------------------------------------------------------------------------------------------------------------
  10,258,390          (15,950)           1,025,737              (32,515)                  -               (719)                -
--------------------------------------------------------------------------------------------------------------------------------
$ 10,775,482       $  194,771          $ 1,230,597           $   65,281             $14,164           $ 16,213            $4,089
================================================================================================================================

                    The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

                Statements of Changes in Contract Owners' Equity

                     Years ended December 31, 1999 and 1998

                                                   Money Market Subaccount                         High Income Subaccount
                                          ---------------------------------------       -----------------------------------------
                                                   1999                1998                      1999                 1998
                                          ---------------------------------------       -----------------------------------------
Operations:
 Net investment income (loss)                    $  5,268,497        $  5,422,925               $  3,790,270         $  7,439,565
 Net realized capital gain (loss)                           -                   -                 (2,529,350)          (6,393,844)
 Net change in unrealized
  appreciation/depreciation of investments                  -                   -                  1,754,614           (2,558,579)
                                          ---------------------------------------       -----------------------------------------
Increase (decrease) from operations                 5,268,497           5,422,925                  3,015,534           (1,512,858)

Contract transactions:
 Net contract purchase payments                     1,157,236           1,010,818                    144,071              428,091
 Transfer payments from (to) other
  subaccounts or general account                   28,529,319          28,783,991                 (6,722,437)         (13,329,175)

 Contract terminations, withdrawals, and
  other deductions                                (43,120,275)        (30,095,485)                (6,798,518)          (8,103,508)
                                          ---------------------------------------       -----------------------------------------
Increase (decrease) from contract
 transactions                                     (13,433,720)           (300,676)               (13,376,884)         (21,004,592)
                                          ---------------------------------------       -----------------------------------------
Net increase (decrease) in contract
 owners' equity                                    (8,165,223)          5,122,249                (10,361,350)         (22,517,450)

Contract owners' equity:
 Beginning of period                              114,532,571         109,410,322                 44,587,202           67,104,652
                                          ---------------------------------------       -----------------------------------------
 End of period                                   $106,367,348        $114,532,571               $ 34,225,852         $ 44,587,202
                                          =======================================       =========================================

See accompanying notes.

                                                                                           Investment Grade
  Equity Income Subaccount       Growth Subaccount        Overseas Subaccount               Bond Subaccount
---------------------------  --------------------------  ---------------------------  --------------------------
      1999          1998          1999         1998         1999            1998          1999            1998
---------------------------  --------------------------  ---------------------------  --------------------------
$   7,868,940  $ 13,433,500  $ 18,540,293  $ 18,188,473  $ 1,012,800    $  2,403,219  $ 1,045,465   $    923,091

   25,269,820    22,300,779    31,212,149    16,312,003    9,080,200      (1,574,573)    (571,738)     1,141,239


  (23,498,009)  (13,185,659)   11,510,923    15,244,547    2,705,305       3,080,754     (845,602)      (464,176)
---------------------------  --------------------------  ---------------------------  --------------------------
    9,640,751    22,548,620    61,263,365    49,745,023   12,798,305       3,909,400     (371,875)     1,600,154


      400,863       912,352       591,261       513,014      112,510          85,443       39,013         28,192

  (27,218,404)  (30,691,127)   20,863,622     4,734,341    5,408,067        (605,656)  (5,679,914)     6,691,497

  (33,562,339)  (33,719,191)  (31,999,827)  (17,094,869)  (5,089,375)     (3,089,541)  (4,983,283)    (4,922,209)
---------------------------  --------------------------  ---------------------------  --------------------------
  (60,379,880)  (63,497,966)  (10,544,944)  (11,847,514)     431,202      (3,609,754) (10,624,184)     1,797,480
---------------------------  --------------------------  ---------------------------  --------------------------

  (50,739,129)  (40,949,346)   50,718,421    37,897,509   13,229,507         299,646  (10,996,059)     3,397,634


  202,962,853   243,912,199   180,576,769   142,679,260   33,100,405      32,800,759   23,471,168     20,073,534
---------------------------  --------------------------  ---------------------------  --------------------------
$ 152,223,724  $202,962,853  $231,295,190  $180,576,769  $46,329,912     $33,100,405  $12,475,109   $ 23,471,168
===========================  ==========================  ===========================  ==========================

                     The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

         Statements of Changes in Contract Owners' Equity (continued)


                                                                        Asset Manager Growth
                                      Asset Manager Subaccount               Subaccount                 Contrafund Subaccount
                                     ---------------------------    -----------------------------    ----------------------------
                                         1999          1998             1999           1998              1999           1998
                                     ------------  ------------     ------------   -------------     ------------   ------------
Operations:
  Net investment income (loss)       $  5,053,641  $  9,681,001     $    510,452    $  1,496,298     $  1,751,244   $  2,327,252
  Net realized capital gain (loss)      3,287,167     3,047,308          487,075          11,488        8,391,508      6,184,575
  Net change in unrealized
     appreciation/depreciation of
     investments                       (1,681,874)   (2,330,331)          89,199         189,191          (28,460)     2,911,597
                                     ------------  ------------     ------------   -------------     ------------   ------------
Increase (decrease) from operations     6,658,934    10,397,978        1,086,726       1,696,977       10,114,292     11,423,424

Contract transactions:
   Net contract purchase payments          86,092       307,454           33,298         108,948          341,328        317,412
   Transfer payments from (to)
     other subaccounts or general
     account                           (3,708,652)   (5,374,403)        (853,288)     (7,001,916)      (4,936,735)    (2,822,321)
   Contract terminations,
     withdrawals, and other
     deductions                       (12,934,353)  (10,911,298)      (1,437,386)     (2,735,976)     (11,169,703)    (7,050,777)
                                     ------------  ------------     ------------   -------------     ------------   ------------
Increase (decrease) from contract
  transactions                        (16,556,913)  (15,978,247)      (2,257,376)     (9,628,944)     (15,765,110)    (9,555,686)
                                     ------------  ------------     ------------   -------------     ------------   ------------
Net increase (decrease) in
  contract owners' equity              (9,897,979)   (5,580,269)      (1,170,650)     (7,931,967)      (5,650,818)     1,867,738

Contract owners' equity:
  Beginning of period                  76,432,789    82,013,058        9,128,938      17,060,905       52,214,664     50,346,926
                                     ------------  ------------     ------------   -------------     ------------   ------------
  End of period                      $ 66,534,810  $ 76,432,789     $  7,958,288    $  9,128,938     $ 46,563,846   $ 52,214,664
                                     ============  ============     ============   =============     ============   ============


   See accompanying notes.

                                               Growth                     Growth & Income
      Index 500 Subaccount            Opportunities Subaccount               Subaccount                  Balanced Subaccount
------------------------------       -------------------------       ----------------------------     --------------------------
      1999             1998              1999          1998               1999         1998               1999         1998
------------------------------       -------------------------       ----------------------------     --------------------------
$    517,092      $  1,666,678       $   210,721   $   350,549       $    204,860     $   (59,932)    $    97,796    $   82,208

   9,569,945         8,281,301           821,959       519,248          2,253,322       1,325,308          10,568       162,962


     688,445         3,803,220          (837,909)      855,238         (1,227,585)      2,028,190         (43,083)       47,183
------------------------------       -------------------------       ----------------------------     -------------------------
  10,775,482        13,751,199           194,771     1,725,035          1,230,597       3,293,566          65,281       292,353


     335,497           552,120            34,845        77,700            149,352         196,602          12,101        20,000


     383,889         4,844,053        (2,532,155)    3,310,955         (5,168,815)     10,536,974         398,829       699,990

 (11,859,649)      (13,731,771)       (1,736,851)   (1,441,270)        (3,254,611)     (2,788,921)       (432,169)     (259,649)
------------------------------       -------------------------       ----------------------------     -------------------------

 (11,140,263)       (8,335,598)       (4,234,161)    1,947,385         (8,274,074)      7,944,655         (21,239)      460,341
------------------------------       -------------------------       ----------------------------     -------------------------

    (364,781)        5,415,601        (4,039,390)    3,672,420         (7,043,477)     11,238,221          44,042       752,694


  61,684,591        56,268,990         9,368,671     5,696,251         19,036,305       7,798,084       2,048,112     1,295,418
------------------------------       -------------------------       ----------------------------     -------------------------
$ 61,319,810      $ 61,684,591       $ 5,329,281   $ 9,368,671       $ 11,992,828     $19,036,305     $ 2,092,154    $2,048,112
==============================       =========================       ============================     =========================

                     The Fidelity Variable Annuity Account -
                              Fidelity Income Plus

         Statements of Changes in Contract Owners' Equity (continued)



                                      Fidelity Daily Income          Fidelity Capital and              Fidelity Cash
                                         Trust Subaccount          Income Fund Subaccount           Reserves Subaccount
                                     -------------------------    ---------------------------     ------------------------
                                        1999         1998            1999             1998           1999        1998
                                     -------------------------    ---------------------------     ------------------------
Operations:
  Net investment income (loss)       $  14,164    $   14,527      $   16,932       $  13,499        $  4,089       $ 4,126
  Net realized capital gain (loss)           -             -          (1,653)             (1)              -             -
  Net change in unrealized
     appreciation/depreciation of
     investments                             -             -             934         (10,866)              -             -
                                     -------------------------    ---------------------------     ------------------------
Increase (decrease) from operations     14,164        14,527          16,213           2,632           4,089         4,126

Contract transactions:
   Net contract purchase payments           (1)            -               -               1               -             -
   Transfer payments from (to)
     other subaccounts or general
     account                               371            27           4,240              13               7             9
   Contract terminations,
     withdrawals, and other
     deductions                           (500)      (15,944)        (11,380)              -               -             -
                                     -------------------------    ---------------------------     ------------------------
Increase (decrease) from contract
  transactions                            (130)      (15,917)         (7,140)             14               7             9
                                     -------------------------    ---------------------------     ------------------------
Net increase (decrease) in
  contract owners' equity               14,034        (1,390)          9,073           2,646           4,096         4,135

Contract owners' equity:
  Beginning of period                  293,319       294,709         140,455         137,809          83,808        79,673
                                     -------------------------    ---------------------------     ------------------------
  End of period                      $ 307,353    $  293,319      $  149,528       $ 140,455        $ 87,904       $83,808
                                     =========================    ===========================     ========================

See accompanying notes.

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                         Notes to Financial Statements

                               December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

The Fidelity Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, and the remaining three invested in the Fidelity Daily Income Trust, the Fidelity Capital and Income Fund, and the Fidelity Cash Reserves Portfolio. Activity in these sixteen investment subaccounts is available to contract owners of Fidelity Income Plus. Prior to September 25, 1981, the Fidelity Daily Income Trust, the Fidelity Capital and Income Fund, and the Fidelity Cash Reserves Portfolio were available for investment by contract owners of the Fidelity Income Plus. Contracts funded by these subaccounts are no longer offered, and no additional assets of the Mutual Fund Account will be invested in shares of these funds.

Investments

Net purchase payments received by the Mutual Fund Account for Fidelity Income Plus are invested in the portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively, the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                              Number of        Net Asset Value    Market
                                             Shares Held         Per Share         Value          Cost
                                          ----------------- ----------------- -------------- ---------------
   Variable Insurance Products Fund:
     Money Market Portfolio               106,366,999.230     $    1.00        $106,366,999   $106,366,999
     High Income Portfolio                  3,026,157.620         11.31          34,225,843     33,678,575
     Equity Income Portfolio                5,920,797.197         25.71         152,223,696    136,565,049
     Growth Portfolio                       4,210,726.365         54.93         231,295,199    187,402,609
     Overseas Portfolio                     1,688,407.656         27.44          46,329,906     41,160,796
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio        1,025,913.356         12.16          12,475,106     12,991,646
     Asset Manager Portfolio                3,563,728.663         18.67          66,534,814     58,186,484
     Asset Manager Growth Portfolio           432,986.090         18.38           7,958,284      7,072,451
     Contrafund Portfolio                   1,597,387.600         29.15          46,563,849     39,928,692
     Index 500 Portfolio                      366,285.281        167.41          61,319,819     54,438,070
   Variable Insurance Products Fund III:
     Growth Opportunities Portfolio           230,206.714         23.15           5,329,285      5,154,081
     Growth & Income Portfolio                693,227.308         17.30          11,992,832     11,141,489
     Balanced Portfolio                       130,759.591         16.00           2,092,153      2,072,030
   Fidelity Daily Income Trust                307,503.162          1.00             307,503        307,503
   Fidelity Capital and Income Fund            16,114.668          9.29             149,705        154,677
   Fidelity Cash Reserves                      88,067.110          1.00              88,067         88,067

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                              Period ended December 31
                                                      1999                                1998
                                         --------------------------------    -------------------------------
                                            Purchases          Sales            Purchases        Sales
                                         --------------- ----------------    -------------- ----------------
   Variable Insurance Products Fund:
     Money Market Portfolio              $330,203,128      $338,368,447      $315,671,845     $310,549,009
     High Income Portfolio                 41,542,882        51,129,521        79,316,285       92,881,309
     Equity Income Portfolio               48,808,148       101,319,115        27,702,062       77,766,554
     Growth Portfolio                     198,261,572       190,266,225       113,326,205      106,985,233
     Overseas Portfolio                   131,772,061       130,328,056       106,455,945      107,662,487
   Variable Insurance Products Fund II:
     Investment Grade Bond Portfolio        6,461,674        16,040,389        38,799,140       36,078,574
     Asset Manager Portfolio                7,199,312        18,702,589        17,186,279       23,483,503
     Asset Manager Growth Portfolio         3,796,765         5,543,691         9,571,044       17,703,702
     Contrafund Portfolio                  37,155,635        51,169,480        60,577,460       67,805,956
     Index 500 Portfolio                   50,475,325        61,098,493       103,103,712      109,772,631

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                              Period ended December 31
                                                      1999                                1998
                                         --------------------------------    -------------------------------
                                           Purchases          Sales            Purchases         Sales
                                         --------------- ----------------    -------------- ----------------
   Variable Insurance Products Fund
     III:
     Growth Opportunities Portfolio      $  3,138,604    $    7,162,045      $ 15,985,096    $  13,687,157
     Growth & Income Portfolio              7,057,544        15,126,758        36,403,946       28,519,218
     Balanced Portfolio                     1,864,729         1,788,173         9,132,692        8,590,142
   Fidelity Daily Income Trust                 14,685               746            14,803           16,211
   Fidelity Capital and Income Fund           119,287           109,383            13,582               70
   Fidelity Cash Reserves Portfolio             6,260             2,093             4,227               92

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 are as follows:

                                                         Accumulation     Accumulation    Total Contract
                       Subaccount                        Units Owned       Unit Value          Value
------------------------------------------------------ ----------------- --------------- ------------------
   Money Market                                         38,572,043.676    $  2.757628       $106,367,348
   High Income                                           8,762,248.667       3.906058         34,225,852
   Equity Income                                        30,640,346.629       4.968081        152,223,724
   Growth                                               26,399,428.765       8.761371        231,295,190
   Overseas                                             13,477,078.993       3.437682         46,329,912
   Investment Grade Bond                                 6,366,884.959       1.959374         12,475,109
   Asset Manager                                        21,312,977.173       3.121798         66,534,810
   Asset Manager Growth                                  4,002,466.209       1.988346          7,958,288
   Contrafund                                           19,417,678.889       2.398013         46,563,846
   Index 500                                            22,904,721.368       2.677169         61,319,810
   Growth Opportunities                                  3,380,721.428       1.576374          5,329,281
   Growth & Income                                       6,938,699.626       1.728397         11,992,828
   Balanced                                              1,502,829.526       1.392143          2,092,154
   Fidelity Daily Income Trust                              81,199.237       3.785173            307,353
   Fidelity Capital and Income Fund                         14,738.751      10.145226            149,528
   Fidelity Cash Reserves                                   23,087.419       3.807436             87,904

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                               Money          High          Equity                                    Investment
                                               Market        Income         Income          Growth       Overseas     Grade Bond
                                             Subaccount    Subaccount     Subaccount      Subaccount    Subaccount    Subaccount
                                           ---------------------------------------------------------------------------------------
  Units outstanding at January 1, 1998      43,319,515     17,495,330     57,352,295     30,726,908    15,101,590    10,859,599
  Units purchased                              438,238        114,684        219,505        103,271        42,283        14,771
  Units redeemed and transferred              (420,692)    (5,362,196)   (14,477,218)    (2,728,292)   (1,519,633)      884,744
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1998    43,337,061     12,247,818     43,094,582     28,101,887    13,624,240    11,759,114
  Units purchased                              444,714        107,084        122,609        122,634        68,620        22,225
  Units redeemed and transferred            (5,209,731)    (3,592,653)   (12,576,844)    (1,825,092)     (215,781)   (5,414,454)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1999    38,572,044      8,762,249     30,640,347     26,399,429    13,477,079     6,366,885
                                           =======================================================================================

                                                             Asset
                                              Asset         Manager                                     Growth        Growth &
                                             Manager        Growth       Contrafund    Index 500    Opportunities      Income
                                            Subaccount    Subaccount     Subaccount    Subaccount     Subaccount     Subaccount
                                           ---------------------------------------------------------------------------------------
  Units outstanding at January 1, 1998      33,046,716    11,443,467      33,372,393   31,990,011      4,621,109      6,281,888
  Units purchased                              126,715        68,639         188,835      281,202         58,750        144,065
  Units redeemed and transferred            (6,190,026)   (6,262,383)     (6,720,624)  (4,724,816)     1,468,015      5,502,177
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1998    26,983,405     5,249,723      26,840,604   27,546,397      6,147,874     11,928,130
  Units purchased                               37,300        20,975         177,705      202,186         22,835        103,509
  Units redeemed and transferred            (5,707,728)   (1,268,232)     (7,600,630)  (4,843,862)    (2,789,988)    (5,092,939)
                                           ---------------------------------------------------------------------------------------
  Units outstanding at December 31, 1999    21,312,977     4,002,466      19,417,679   22,904,721      3,380,721      6,938,700
                                           =======================================================================================

                                                                              Fidelity       Fidelity
                                                          Fidelity Daily    Capital and        Cash
                                             Balanced      Income Trust     Income Fund      Reserves
                                            Subaccount      Subaccount       Subaccount     Subaccount
                                           --------------------------------------------------------------
  Units outstanding at January 1, 1998       1,126,357        86,061            15,981         23,137
  Units purchased                               15,807             -                 -              -
  Units redeemed and transferred               383,732        (4,664)               (8)           (25)
                                           --------------------------------------------------------------
  Units outstanding at December 31, 1998     1,525,896        81,397            15,973         23,112
  Units purchased                                8,852            (1)                -             (1)
  Units redeemed and transferred               (31,918)         (197)           (1,234)           (24)
                                           --------------------------------------------------------------
  Units outstanding at December 31, 1999     1,502,830        81,199            14,739         23,087
                                           ==============================================================

                    The Fidelity Variable Annuity Account -
                             Fidelity Income Plus

                   Notes to Financial Statements (continued)

4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PFL Life's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is 0.80%.

Administrative charges include an annual policy fee of $35 per contract. The annual policy fee is deducted proportionately from the subaccount's accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                      (iv) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributions Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                       (v) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc.

                      (vi) Participation Agreement between Variable Insurance Products Funds I and II, Fidelity Distributors Corporation and PFL Life Insurance Company, and Addendums thereto. Note 11.

                     (vii) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distribution Corporation and PFL Life Insurance Company. Note 11.

                     (viii) Addendums to Participation Agreements between
                            Variable Insurance Products Fund, Variable Insurance Products Funds II and Variable Insurance Products Funds III, PFL Life Insurance Company and Fidelity Distributions. Note 12.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Consent of Independent Auditors.  Note 13.

                       (10)(ii) Opinion and Consent of Actuary. Note 11.

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Performance Data Calulations. Note 12.

                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10. (Larry N. Norman) Note 12.


             Note 1 Filed with Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account), and filed herewith.

             Note 4 Filed with Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Filed with Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Filed with Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Filed with Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Filed with Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.

             Note 9 Filed with Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10 Filed with Post-Effective Amendment No. 7 to Form N-4, Registration No. 33-37498 on April 29, 1997.

             Note 11 Filed with Post Effective Amendment No. 8 to Form N-4, Registration No. 33-37498 on April 29, 1998.

             Note 12 Filed with Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-37498 on April 28, 1999.

             Note 13   Filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and General
Baltimore, MD 21201                        Counsel

William L. Busler                          Director, Chairman of the
4333 Edgewood Road N.E.                    Board and President
Cedar Rapids, IA 52499

Larry N. Norman                            Director and Executive Vice
4333 Edgewood Road N.E.                    President
Cedar Rapids, IA 52499

Robert J. Kontz                            Vice President and Corporate
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President,
4333 Edgewood Road N.E.                   Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road N.E.                   and Chief Operating
Cedar Rapids, IA 52499                    Officer

Douglas C. Kolsrud                        Director, Senior Vice President,
4333 Edgewood Road N.E.                   Chief Investment Officer
Cedar Rapids, IA 52499                    and Corporate Actuary


ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT
            --------------------------------


                                            Jurisdiction of    Percent of Voting
Name                                        Incorporation      Securities Owned                   Business
----                                        -------------      ----------------                   --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging               Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                    Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                    Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                    Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                    Holding company

Voting Trust Trustees:                      Delaware                                              Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                  Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                    Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                    Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                    Holding company
                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                    Holding company
                                                               Holding Corporation

AEGON USA, Inc.                              Iowa              100% AEGON U.S.                    Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.               Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                  Issue debt securities-net
                                                               Holding Company                    proceeds used to make
                                                                                                  loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.               Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life             Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.      Insurance
Company of America

Life Investors Alliance, LLC                Delaware           100% LIICA                         Purchase, own, and hold the
                                                                                                  equity interest of other entities

Great American Insurance                    Iowa               100% LIICA                         Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.           Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.      Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.        Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial               Administrator of structured
of Kentucky                                                    Services Group, Inc.               settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial               Administrator of structured
                                                               Services Group, Inc.               settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock        Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock        Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.      Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                            Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life          Provides administration for
                                                               Assurance Co. of Ohio              affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life          Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life          Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.    Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.    Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.     Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.    Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                 Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                 Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life          Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.      Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.      General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.      Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.      Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life               Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.               Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.              Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General            Sale/admin. of travel
                                                               Insurance Group, Inc.              insurance


Monumental General                          Maryland           100% Monumental General            Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.              to unaffiliated third party
                                                                                                  administrator

Executive Management and                    Maryland           100% Monumental General            Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.               services

Monumental General Mass                     Maryland           100% Monumental General            Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.              mass marketed insurance
                                                                                                  coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.              Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.              Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.              Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.              Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.              Provider of automobile
America, Inc.                                                                                     extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.              Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.              Provides financial counseling
                                                                                                  for employees and agents of
                                                                                                  affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.          Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.        Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.              Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.         Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.         Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.           Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.              Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.              Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.         Holding co./management
Group, Inc.                                                                                       services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner            Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner            Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner            Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.              Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.              Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                            Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.              Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment        Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment        Employee benefit and
                                                               Advisors, Inc.                     actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.              Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.              Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.      Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.      Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.              Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.              Provides real estate
Advisors, Inc.                                                                                    administrative and real
                                                                                                  estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty              Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                     holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty              Real estate and financial
                                                               Advisors, Inc.                     software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty              Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty              Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.     Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty              Information Systems for
                                                               Advisors, Inc.                     real estate investment
                                                                                                  management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.    Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,         Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.               Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                           Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                           TPA for Peoples Security Life
                                                                                                  Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.           General agent

Capital 200 Block Corporation               Delaware           100% CGC                           Real estate holdings

Capital Real Estate                         Delaware           100% CGC                           Furniture and equipment
Development Corporation                                                                           lessor

Commonwealth General.                       Kentucky           100% CGC                           Administrator of structured
Assignment Corporation                                                                            settlements

Diversified Financial Products Inc.         Delaware           100% CGC                           Provider of investment,
                                                                                                  marketing and admin. services
                                                                                                  to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                          Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                           Registered investment advisor
                                                                                                  (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                           Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                           Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                           Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance               Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance               TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance               Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance               Administrator of group
                                                               Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance               Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                           Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance             Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                  Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance             General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance             Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

Ampac, Inc.                                 Texas              100% Academy Insurance             Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.        Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance             Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance             Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance             Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative         Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                           Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General             Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life               Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                           Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit               Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.        Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit               Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life               Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life               Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life              Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                      Major interest in insurance
                                                                                                  and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.            Life insurance
Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.            Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.            Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.         Asset management

Inter-America Corporation                   California         100% Transamerica Corp.            Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.            Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.        Sold 25% of TC Cable, Inc.
                                                                                                  stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.            Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.            Owns and manages a pool of
                                                                                                  high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.            Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.            Commercial & Consumer
                                                                                                  Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.       Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.      Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.              Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                          Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                          Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                          Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                          Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                          Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                          Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                          Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.        Leases & Services intermodal
                                                                                                  equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.     Holding Company
  Inc.  ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                          Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                          Intermodal freight container
                                                                                                  interchange facilitation
                                                                                                  service

Transamerica Trailer                        France             100% Greybox L.L.C.                Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                          Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                          Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.     Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.     Leasing

Transamerica Distribution                   Delaware           100% TLHI                          Provided door-to-door
   Services, Inc.                                                                                 services for the domestic
                                                                                                  transportation of temperature-
                                                                                                  sensitive products

Transamerica Leasing                        Belg.              100% TLHI                          Leasing
  Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                          Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                          Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                          Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                 Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                          Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                          Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                          Leasing

Transamerica Leasing                        S. Africa          100% TLHI                          Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                          The Australian (domestic)
   Leasing Pty. Limited                                                                           leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                          Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                          Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                          Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                          Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                          Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                          Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                          Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                          Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                          Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                          Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                          Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.       Holding company for
   Finance Corporation, I ("TCFCI")                                                               Commercial/consumer
                                                                                                  finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                         Holding company for
                                                                                                  premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.             General financing & other
                                                                                                  services in the US &
                                                                                                  elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.             Provides insurance premium
   Corporation ("TIFC")                                                                           financing in the US with the
                                                                                                  exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                          Provides Insurance premium
   Company (Europe)                                                                               financing in California

Transamerica Insurance Finance              California         100% TIFC                          Disability ins. & holding co.
   Corporation, California                                                                        for various insurance
                                                                                                  subsidiaries of Transamerica
                                                                                                  Corporation

Transamerica Insurance Finance              ON                 100% TIFC                          Provides ins. premium
   Corporation, Canada                                                                            financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                         Provides asset based lending
   Corporation ("TBCC")                                                                           leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                          Holds investments in several
   Financing, Inc.                                                                                joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                          Special purpose company for
                                                                                                  the purchase of real estate tax
                                                                                                  liens

Coast Funding Corporation                   Delaware           100% TBCC                          Special purpose company for
                                                                                                  the purchase of real estate tax
                                                                                                  liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                          Special purpose company for
                                                                                                  the purchase of real estate tax
                                                                                                  liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                          Small business loans

TA Air East, Corp                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                          special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest or
                                                                                                  leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest or
                                                                                                  leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest
                                                                                                  or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest or
                                                                                                  leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest or
                                                                                                  leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                          Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                          Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                          Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                          Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                          Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                          Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                          Special purpose co. for the
                                                                                                  purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                          Special purpose corp. which
                                                                                                  hold an ownership interest or
                                                                                                  leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                         Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                   comm. Leasing, retail finance
                                                                                                  comm. Recovery service and
                                                                                                  accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                          Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                   appliances, electronics,
                                                                                                  computers, office equip. and
                                                                                                  marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                          Holding company
 Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                         Mauritius holding company
                                                                                                  of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                          A depository for foreclosed
                                                                                                  real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                          To enter into general partner-
                                                                                                  ships for the ownership of
                                                                                                  comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                          Holding co. for inventory
   Finance Corporation ("TIFC")                                                                   finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                          Commercial lending in
                                                                                                  Germany

Transamerica Fincieringsmaatschappij
   B.V.                                     Netherlands        100% Trans. GmbH, Inc.             Commercial lending in
                                                                                                  Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                          Holding co. for principal
                                                                                                  Canadian operation, Trans-
                                                                                                  America Comm. Finance
                                                                                                  Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.          Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.          Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                          Holding co. for United
                                                                                                  Kingdom operation, Trans-
                                                                                                  America Comm. Finance
                                                                                                  Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.          Commercial lending in the
   Finance Limited ("TCFL")                                                                       United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                          Inactive commercial finance
    Polska Spzoo                                                                                  Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.          Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.          Carries out factoring trans-
   France S.A.                                                                                    actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.          Holding co. for Transamerica
                                                                                                  Financieringsmaatschappij
                                                                                                  B.V.

Transamerica Retail Financial               Delaware           100% TIFC                          Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                         Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                         Consumer finance holding
   Holding Company ("TCFHC")                                                                      company

Transamerica Mortgage Company               Delaware           100% TCFHC                         Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                         Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                         Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.         No active business/Name
                                                                                                  holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.         No active business/Name
                                                                                                  holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.         Appraisal and inspection
                                                                                                  services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.      Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.         Property tax information
                                                                                                  services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.         Advertising and marketing
                                                                                                  services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.         To hold problem REO
                                                                                                  properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.         No active business/Name
   Ft. Myers, Inc.                                                                                holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.         No active business/Name
                                                                                                  holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.         No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                          Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                           Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                           Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.            Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.            Provides insurance premium
   of California ("TICC")                                                                         financing in California

Arbor Life Insurance Company                Arizona            100% TICC                          Life insurance, disability
                                                                                                  insurance

Plaza Insurance Sales Inc.                  California         100% TICC                          Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                          Retail sale of investment
                                                                                                  advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                          Performs services required for
                                                                                                  structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                          Retail sale of securities
                                                                                                  products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.        Retail sale of securities
   Agency of Texas                                                                                products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.        Variable insurance contract
                                                                                                  sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.        Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.        Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                          Holding & administering
   Services, Inc. ("TIIS")                                                                        foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                          Inactive

Transamerica Occidental Life                California         100% TICC                          Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                    insurance, accident and
                                                                                                  sickness insurance

NEF Investment Company                      California         100% TOLIC                         Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                         Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                      originally incorporated in CA
                                                                                                  April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                         Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                         Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                         Sells individual life insurance
  of Canada                                                                                       & investment products in all
                                                                                                  provinces and territories of
                                                                                                  Canada

Transamerica Life Insurance Company         New York           100% TOLIC                         Licensed in NY to market life
   of New York                                                                                    insurance, annuities and
                                                                                                  health
                                                                                                  insurance

Transamerica South Park                     Delaware           100% TOLIC                         Provide market analysis of
   Resources, Inc.                                                                                certain undeveloped land
                                                                                                  holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                         Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                         Third party administrator

Transamerica Products. Inc.                 California         100% TICC                          Parent co. of various
                                                                                                  subsidiary corp. which are
                                                                                                  formed to be co-general
                                                                                                  partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.       Retail sale of the variable life
                                                                                                  ins. and variable annuity
                                                                                                  products of the Transamerica
                                                                                                  life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.       Passive loss tax service for
                                                                                                  Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                          Real estate information and
                                                                                                  technology services

Transamerica International                  Delaware           100% TICC                          Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                          Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.     Transamerica investment
                                                                                                  services

Transamerica LP Holdings Corp.              Delaware           100% TICC                          Limited partnership
                                                                                                  Investment (initial limited
                                                                                                  partner of Transamerica
                                                                                                  Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                          Real estate tax reporting and
  (A Division of Transamerica Corp)                                                               processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                          Responsible for real estate
                                                                                                  investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.      Holds bank account and owns
                                                                                                  certain residual investments in
                                                                                                  certain French real estate
                                                                                                  projects which are managed
                                                                                                  special purpose company for
                                                                                                  the purchase of real estate tax
                                                                                                  liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.      Owns office buildings in San
                                                                                                  Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.      Ground lessee of 517
                                                                                                  Washington Street,
                                                                                                  San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.      Owns general partnership
                                                                                                  interests in low-income
                                                                                                  housing tax credit
                                                                                                  partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.      Owner and lessor of oil and
                                                                                                  gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.      General partner in
                                                                                                  Transamerica/Oakmont
                                                                                                  Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                          Owns congregate care and
                                                                                                  assisted living retirement
                                                                                                  Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.         Manages congregate care and
                                                                                                  assisted living retirement
                                                                                                  properties.

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contractowners of Registrant as of December 31, 1999, was 6,356.


ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services, Inc. and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services, Inc. acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)



              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------
              J. Gary Burkhead               Director

              Rodney R. Rohda                Director

              Robert P. Mazzarella           Director, Chief Operating Officer
                                             and President

              J. Peter Benzie                Executive Vice President

              Edward L. McCartney            Executive Vice President

              Leonard Stecklow               Executive Vice President

              Bruce MacAlpine                Vice President

              Jeffrey R. Larsen              Chief Legal Counsel and Clerk

              Jay Freedman                   Assistant Clerk

              Richelle S. Kennedy            Assistant Clerk

              Gary Greenstein                Assistant Treasurer

              Joseph T. Castro               Chief Compliance Officer

              Richard Blades                 Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services, Inc., a registered broker-dealer. Fidelity Insurance Agency, Inc. received $4,457,858 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.


ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by PFL Life Insurance Company.


PARTC

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2000.


                                       FIDELITY VARIABLE
                                       ANNUITY ACCOUNT

                                       PFL LIFE INSURANCE COMPANY
                                       Depositor

                                          /s/ William L. Busler
                                       --------------------------
                                       William L. Busler
                                       President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                                           Title                          Date
----------                                           -----                          ----

         /s/ Patrick S. Baird                        Director                       April 26, 2000
--------------------------------------------
Patrick S. Baird

         /s/ Craig D. Vermie                         Director                       April 26, 2000
--------------------------------------------
Craig D. Vermie

         /s/ William L. Busler                       Director                       April 26, 2000
--------------------------------------------         (Principal Executive Officer)
William L. Busler

         /s/ Larry N. Norman                         Director                       April 26, 2000
--------------------------------------------
Larry N. Norman

         /s/ Douglas C. Kolsrud                      Director                       April 26, 2000
--------------------------------------------
Douglas C. Kolsrud

         /s/ Robert J. Kontz                         Vice President and             April 26, 2000
--------------------------------------------         Corporate Controller
Robert J. Kontz

         /s/ Brenda K. Clancy                        Treasurer                      April 26, 2000
--------------------------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        33-37498




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                        FIDELITY VARIABLE ANNUITY ACCOUNT

                                 ---------------

                                  EXHIBIT INDEX
                                  -------------


Exhibit No.     Description of Exhibit                        Page No.*
-----------     ----------------------                        ---------

(10)(i)         Consent of Independent Auditors





----------------------------
* Page numbers included only in manually executed original.